As filed with the Securities and Exchange Commission on August 21, 2008
File Nos. 333-148445
811-22159

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO. 1	☒
POST-EFFECTIVE AMENDMENT NO.	☐

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
AMENDMENT NO. 1		☒

SPT Funds Investment Trust
(Exact Name of Registrant as Specified in its Charter)

333 West San Carlos Street, Suite 1200, San Jose, CA 95110
(Address of Principal Executive Office)

(408) 236-7667
(Registrant's Telephone Number, Including Area Code)

Al Steele, President
333 West San Carlos Street, Suite 1200, San Jose, CA 95110
(Name and Address of Agent for Service)

Copy to:
Joy Ausili
Mutual Fund Administration Corp.
2220 E. Route 66, Suite 226, Glendora, CA 91740
_________________________

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Approximate Date of Public Offering: As soon as practicable following effective date

It is proposed that this filing will become effective:
______ immediately upon filing pursuant to Rule 485(b)
______ on ___________ pursuant to Rule 485(b)
______ 60 days after filing pursuant to Rule 485(a)(1)
______ 75 days after filing pursuant to Rule 485(a)(2)
______ on ___________ pursuant to Rule 485(a)(1)

SPT FUNDS INVESTMENT TRUST

Prospectus | _________, 2008

FIXED INCOME FUNDS
•	Fixed Income Fund
•	National Municipal Fund

EQUITY FUNDS
•	U.S. Equity Fund
•	U.S. Large Value Fund
•	U.S. Small Company Fund
•	International Equity Fund
•	International Large Value Fund
•	International Small Company Fund
•	Global Real Estate Securities Fund

The Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed on the accuracy or adequacy of this prospectus. It is a criminal offense to represent otherwise.

1

This Page Intentionally Left Blank

2

TABLE OF CONTENTS

Detailed descriptions of objectives and principal strategies, main risks, performance, fees, and portfolio management:

Key Fund Information	4
Fixed Income Fund	5
National Municipal Fund	10
U.S. Equity Fund	14
U.S. Large Value Fund	18
U.S. Small Company Fund	22
International Equity Fund	27
International Large Value Fund	31
International Small Company Fund	35
Global Real Estate Securities Fund	39

Organization and Management of the Funds	49
Sub-Advisors and Portfolio Managers	50

Information about how to purchase, sell and exchange shares and other information about distributions and taxes:

Shareholder Guide	54
Distributions and Taxes	59
Privacy Statement	61

3

Key Fund Information

This Prospectus contains information about SPT Funds Investment Trust (the “Trust”), which is a mutual fund that offers nine separate investment funds (each a “Fund” and collectively the “Funds”).

Information about the Funds’ investment adviser, Bellatore Financial, Inc., (the “Adviser”) is found under the “Organization and Management of the Funds” section of this Prospectus. The Adviser has retained the following investment management firms to manage the portfolios of the Funds: Mellon Capital Management Corporation (“MCM”) for Fixed Income Fund, International Equity Fund, International Large Value Fund, and International Small Company Fund; Standish Mellon Asset Management Company, LLC (“Standish Mellon”) for National Municipal Fund; Analytic Investors, LLC (“Analytic”) for U.S. Equity Fund, U.S. Large Value Fund, and U.S. Small Company Fund; and Cohen & Steers Capital Management, Inc. (“Cohen & Steers”) for Global Real Estate Securities Fund (collectively, the “Sub-Advisers”). Information on each Sub-Adviser is found under the “The Sub-Advisers and Portfolio Managers” section of this Prospectus.

The investment objective of each Fund is non-fundamental; that is, it can be changed by a vote of the Board of Trustees without shareholder approval. The description of each Fund’s objective and strategy describes what each Fund is trying to achieve and how each Fund invests. Shareholders will be provided with 60 days’ notice prior to the implementation of a change in a Fund’s policy (other than the National Municipal Fund) to invest at least 80% of its assets as described in this Prospectus and as indicated by the Fund’s name.

This section also lists the principal risk factors, fees and expenses for each Fund. A complete description of these and other risks is found in the “Investment Risks” section of this Prospectus. There is no guarantee that a Fund will meet its investment objective. It is possible to lose money by investing in a Fund.

4

Fixed Income Fund

Objective

The Fixed Income Fund seeks to maximize total return through capital appreciation and income while preserving shareholders' capital.

Principal Strategy

Under Normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in fixed-income securities The Fund’s portfolio managers employ an active core bond strategy to focus the Fund’s investments on the U.S. fixed-income market. The Fund’s fixed-income investments may include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, preferred stocks and money market instruments. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The Fund typically will invest in bonds rated investment grade or the unrated equivalent as determined by the portfolio manager, but may invest up to 30% of its assets in fixed income securities rated below investment grade (“high yield” or “junk” bonds) at the time of purchase. Investment grade bonds are generally considered to be those rated Baa3 or better by Moody’s Investor Services (“Moody’s”) or BBB- or better by Standard & Poor Corporation (“S&P”). A rating of Baa3 by Moody’s or BBB- by S&P is the lowest tier of investment grade. Although the Fund may invest in or have investment exposure to individual bonds of any remaining maturity, the average effective maturity of the Fund’s portfolio will range between three and ten years. The portfolio manager may use various techniques to lengthen or shorten the effective maturity or duration of the Fund’s portfolio, including entering into interest rate swaps and interest rate futures and related options. The Fund may use derivative instruments, including, but not limited to, futures, options, forward contracts, swaps and hybrid instruments, as a substitute for investing directly in fixed-income securities, as part of a hedging strategy, as part of a strategy to deliver value added excess returns (“alpha”), and/or to manage the effective maturity or duration of the Fund’s portfolio. The Fund also may purchase or sell securities on a forward commitment (including “TBA” (to be announced)) basis. These forward commitment securities involve a commitment by the Fund to purchase or sell particular securities, such as mortgage-related securities, with payment and delivery taking place at a future date, and permit the fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market conditions.

The Fund will normally sell a security when, in the Sub-Adviser’s determination, the security no longer represents good value, when greater risk/return potential exists in an alternative position, or when the security no longer fits with the strategy of the portfolio.

5

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

Average effective maturity: an average of the maturities of the bonds held by the fund directly and of the bonds underlying derivative instruments entered into by the fund, as adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.

Duration: an indication of an investment’s “interest rate risk,” or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund’s duration, the more it is likely to react to interest rate fluctuations and the greater its long-term risk/return potential.

Mortgage-related securities: mortgage-related securities are a form of derivative collateralized by pools of commercial or residential mortgage loans. Pools of mortgage loans are assembled as securities for sale to investors by various governmental agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”), or by private organizations. These securities may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits (“REMICs”), adjustable rate mortgages, real estate investment trusts (“REITs”), or other kinds of mortgage-backed securities, including those with fixed, floating and variable interest rates, those with interest rates based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund’s investment in mortgage securities may include securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perceptions of the issuers and changes in interest rates.

Asset-backed securities: a form of derivative. The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and/or hospital account receivables. The Fund may invest in asset-backed securities backed by these or other types of collateral, including types that may be developed in the future. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide each Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Convertible securities: convertibles securities are generally bonds, notes, or preferred stocks that may be converted into common stock. Convertibles securities typically pay current income, as either interest (bonds) or dividends (preferred stocks). A convertible security’s value usually reflects both the stream of current income payments and value of the underlying common stock. The market value of a convertible security performs like regular bonds; that is, if market interest rates rise, the value of a convertible security usually falls. Since it is convertible into common stock, the convertible security also has the same types of market risk as the underlying common stock.

6

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for investors willing to accept risks of investing in fixed-income securities. One risk is that the value of these securities will fall if interest rates rise, which will cause the Fund’s net asset value (“NAV") to also decline. In addition, there is credit risk associated with the securities that the Fund invests in, if an issuer is unable to make principal and interest payments when due. The Fund may also face “prepayment risk,” which occurs when failing interest rates lead issuers to prepay their bonds more quickly than usual so that they can re-issue bonds at a lower rate. When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as “extension risk”. From time-to-time it may be difficult to sell certain securities in a timely manner and this could negatively impact the price of those securities. The Fund may use derivative instruments. The main risk with derivatives is that the Fund may lose more money than its initial investment in the derivative.

See page xx for additional information about risks associated with each Fund.

7

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses[3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent ____________ (“Transfer Agent”) charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of up to 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

8

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

9

National Municipal Fund

Objective

The National Municipal Fund seeks to provide a high level of interest income exempt from federal income tax, while seeking to preserve shareholders' capital.

Principal Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in tax exempt municipal securities issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities. For this Fund, “tax exempt” means that the securities pay interest that is excluded from gross income for regular federal income tax purposes and is not subject to the federal alternative minimum tax (“AMT”). This policy is fundamental and may only be changed by shareholder approval.

The credit quality of the investments, at time of purchase, will be exclusively investment grade with an emphasis on high grade securities, as discussed below. The fund will generally maintain an average effective dollar-weighted portfolio maturity of 3 to 10 years but may invest in individual securities of any maturity.

The municipal bonds and notes in which the Fund invests may be of any maturity. These may be:

●	General obligation bonds issued for various public purposes and supported by the municipal issuer's credit and taxing power; or

●
Revenue bonds whose principal and interest is payable only from the revenues of a particular project or facility. The credit quality of industrial revenue bonds depend on the credit standing of a private issuer and may be a tax preference item for purposes of the AMT.

Municipal bonds may have differing interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment in kind and auction rate features. The Fund may invest in instruments with fixed or variable principal payments.

If after-tax yields on taxable fixed income securities are more favorable than those on municipal bonds, the fund may invest up to 20% of its net assets in taxable fixed income securities. Taxable fixed income securities must be of the same credit quality and maturity as the fund's municipal bond investments.

Credit quality. Securities are investment grade or high grade quality investment grade if:

●
They are rated in one of the top four (investment grade) or top two (high grade quality investment grade), respectively, long-term rating categories of Moody’s or S&P. Investment grade securities are those rated Baa[3] or better by Moody’s or BBB- or better by S&P.

●	They have received a comparable short-term rating in one of the top two municipal note rating categories.

●	They are unrated securities that the Sub-Adviser believes to be of comparable quality.

10

If a security receives "split" (different) ratings from the different rating organizations, the Fund will treat the security as being rated in the higher rating category. The Fund may choose not to sell securities that are downgraded below the Fund's minimum acceptable credit rating after their purchase. The Fund's credit standards also apply to counterparties to OTC derivative contracts.

The Fund will normally sell a security when, in the Sub-Adviser’s determination, the security no longer represents good value, when greater risk/return potential exists in an alternative position, or when the security no longer fits with the strategy of the portfolio.

The Fund is diversified and does not concentrate in any one geographic region or state.

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

The Fund may be appropriate for investors seeking interest income exempt from federal income tax. One risk is that an adverse change in federal income tax laws on municipal securities may negatively affect the value of municipal securities and the value of the Fund. There is the risk that value of the securities will fall if interest rates rise which will cause the Fund’s NAV to also decline. In addition, there is credit risk associated with the securities that the Fund invests in, if an issuer is unable to make principal and interest payments when due. The Fund may also face “prepayment risk,” which occurs when failing interest rates lead issuers to prepay their bonds more quickly than usual so that they can re-issue bonds at a lower rate. When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as “extension risk”. From time-to-time it may be difficult to sell certain securities in a timely manner and this could negatively impact the price of those securities.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

See page xx for additional information about risks associated with each Fund.

11

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange Fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses[3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

12

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

13

U.S. Equity Fund

Objective

The U.S. Equity Fund seeks capital appreciation.

Principal Strategy

Under normal circumstances, the Fund seeks to exceed the total return of the S&P 1500 Index by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that are organized in the U.S. or whose securities are principally traded on a major U. S. exchange or the United States’ over-the-counter market. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of ____, 2008, the market capitalization range of companies included in the S&P 1500 Index ranged from $xx million to $xxx billion. These equity securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities.

The Fund’s Sub-Adviser attempts to add value by using a proprietary system that ranks stocks according to a quantitative model, which determines a security’s value by evaluating over 70 characteristics (such as cash flow to price, return on equity, price momentum, and others). By using a sophisticated process to continually evaluate the relative importance of each characteristic, the Sub-Adviser attempts to capitalize on investor behavior in a consistent manner. Once the importance of each characteristic is determined, the Sub-Adviser’s model produces expected returns for over 3000 stocks. The Sub-Adviser then selects securities it believes will:

•	Maximize expected returns for the portfolio
•	Minimize expected volatility relative to the S&P 1500 Index and
•	Diversify the asset among industries, sectors, and individual securities

The Sub-Adviser seeks to maintain a risk level approximating that of the S&P 1500 Index. When managing risk, the Sub-Adviser attempts to minimize macro risks relative to the benchmark such as market cap size, economic sector weightings, style bias and market exposure (beta, a statistical measure of the price volatility of a security or portfolio in relation to the volatility of a market, is controlled to be close to that of the S&P 1500 Index). Individual position sizes are scaled to reflect the risk level of the stock. All else equal, more volatile stocks will have smaller over or under-weight positions relative to the S&P 1500 Index than less volatile stocks, and vice-versa. This reflects the Sub-Adviser’s goal not to have the portfolio adversely impacted by the movement in one or a few stocks. Total volatility is managed to be similar to the S&P 1500 Index, and the active risk is designed to be approximately 2% of benchmark.

Returns and risk are recalculated daily and monitored closely, and the Sub-Adviser may buy or sell securities periodically to bring return and risk in-line with objectives.

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

14

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for long-term investors seeking exposure to U.S. stocks. The risk of investing in stocks is that the value of the Fund’s investments and its shares may decline due to a general decline in the U.S. stock market or if the value of an individual stock in the portfolio decreases. Stocks tend to be more volatile than other investment choices. The Fund may invest in mid-cap and small-cap company stocks. Generally, mid-cap and small-cap stocks are more volatile and risky than large-cap company stocks.

See page xx for additional information about risks associated with each Fund.

15

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses[3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

16

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

17

U.S. Large Value Fund

Objective

The U.S. Large Value Fund seeks capital appreciation.

Principal Strategy

Under normal circumstances, the Fund seeks to exceed the total return of the S&P/Citigroup 500 Value Index by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-cap value companies that are organized in the U.S. or whose securities are principally traded on a major U. S. exchange or the United States’ over-the-counter market. The Sub-Adviser considers large-cap value categorized companies to be those currently with market capitalizations in the range of S&P/Citigroup 500 Value Index. The market capitalization of companies in which the Fund may invest may vary with market conditions as the S&P/Citigroup 500 Value Index changes. As of ___, 2008, the market capitalization range of companies included in the S&P/Citigroup 500 Value Index was $xx million to $xxx billion. These equity securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. Investments in companies that grow above or below the capitalization range of the S&P/Citigroup 500 Value Index may continue to be held by the Fund in the Sub-Adviser’s sole discretion

The Fund’s Sub-Adviser attempts to add value by using a proprietary system that ranks stocks according to a quantitative model, which determines a security’s value by evaluating over 70 characteristics (such as cash flow to price, return on equity, price momentum). By using a sophisticated process to identify and continually evaluate the relative importance of each characteristic, the Sub-Adviser attempts to capitalize on investor behavior in a consistent manner. Once the importance of each characteristic is determined, the Sub-Adviser’s model produces expected returns for over 3000 stocks. The Sub-Adviser then selects securities it believes will:

•	Maximize expected returns for the portfolio
•	Minimize expected volatility relative to the S&P/Citigroup 500 Value Index and
•	Diversify the asset among industries, sectors, and individual securities

The Sub-Adviser seeks to maintain a risk level approximating that of the S&P/Citigroup 500 Value Index. When managing risk, the Sub-Adviser attempts to minimize macro risks relative to the benchmark such as market cap size, economic sector weightings, style bias and market exposure (beta, a statistical measure of the price volatility of a security or portfolio in relation to the volatility of a market, is controlled to be close to that of the S&P/Citigroup 500 Value Index). Individual position sizes are scaled to reflect the risk level of the stock. All else equal, more volatile stocks will have smaller over or under-weight positions relative to the S&P/Citigroup 500 Value Index and vice-versa, reflecting the Sub-Adviser’s goal not to have the portfolio adversely impacted by the movement in one or a few stocks. Total volatility is managed to be similar to the S&P/Citigroup 500 Value Index, and the active risk is designed to be approximately 2% of benchmark.

Returns and risk are recalculated daily and monitored closely, and the Sub-Adviser may buy or sell securities periodically to bring return and risk in-line with objectives.

18

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for long-term investors seeking exposure to U.S. large-cap stocks. The risk of investing in stocks is that the value of the Fund’s investments and its shares may decline due to a general decline in the U.S. stock market or if the value of an individual stock in the portfolio decreases. Stocks tend to be more volatile than other investment choices.

See page xx for additional information about risks associated with each Fund.

19

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses[3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

20

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

21

U.S. Small Company Fund

Objective

The U.S. Small Company Fund seeks to achieve capital appreciation.

Principal Strategy

Under normal circumstances, the Fund seeks to exceed the total return of the S&P SmallCap 600 Index by investing  at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-cap companies that are organized in the U.S. or whose securities are principally traded on a major U. S. exchange or the United States’ over-the-counter market. The Sub-Adviser considers small-cap companies to be those currently with market capitalizations in the range of the S&P SmallCap 600 Index. The market capitalization of companies in which the Fund may invest may vary with market conditions. As of _______, 2008, the market capitalization range of companies included in the S&P SmallCap 600 Index was $xx million to $xxx billion. These equity securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. Investments in companies that grow above or below the capitalization range of the S&P SmallCap 600 Index may continue to be held by the Fund in the Sub-Adviser’s sole discretion.

The Fund’s Sub-Adviser will use a proprietary system that ranks stocks according to a quantitative model, which determines a security’s value by evaluating over 70 characteristics (such as cash flow to price, return on equity, price momentum). By using a sophisticated process to continually evaluate the relative importance of each characteristic, the Sub-Adviser attempts to capitalize on investor behavior in a consistent manner. Once the importance of each characteristic is determined, Sub-Adviser’s model produces expected returns for over 3000 stocks. Sub-Adviser then selects securities it believes will:

•	Maximize expected returns for the portfolio
•	Minimize expected volatility relative to the S&P SmallCap 600 Index and
•	Diversify the asset among industries, sectors, and individual securities

The Sub-Adviser seeks to maintain a risk level approximating that of the S&P SmallCap 600 Index. When managing risk, Sub-Adviser attempts to minimize macro risks relative to the benchmark such as market cap size, economic sector weightings, style bias and market exposure (beta, a statistical measure of the price volatility of a security or portfolio in relation to the volatility of a market, is controlled to be close to that of the S&P SmallCap 600 Index). Individual position sizes are scaled to reflect the risk level of the stock. All else equal, more volatile stocks will have smaller over or under-weight positions relative to the S&P SmallCap 600 Index and vice-versa, reflecting Sub-Adviser’s goal not to have the portfolio adversely impacted by the movement in one or a few stocks. Total volatility is managed to be similar to the S&P SmallCap 600 Index, and the active risk is designed to be approximately 2% of benchmark.

Returns and risk are recalculated daily and monitored closely, and the Sub-Adviser may buy or sell securities periodically to bring return and risk in-line with objectives.

22

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

23

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for long-term investors seeking exposure to U.S. small-cap stocks. The risk of investing in stocks is that the value of the Fund’s investments and its shares may decline due to a general decline in the U.S. stock market or if the value of an individual stock in the portfolio decreases. Stocks tend to be more volatile than other investment choices. The Fund invests in small-cap company stocks. Generally, small-cap stocks are more volatile and risky than large-cap stocks.

See page xx for additional information about risks associated with each Fund.

24

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses[3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

25

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

26

International Equity Fund

Objective

The International Equity Fund seeks to achieve capital appreciation.

Principal Strategy

Under normal circumstances, the Fund will invest at least 80%, of its net assets in companies that are included in the Morgan Stanley Capital International Europe Australasia Far East® Index (the “MSCI EAFE® Index”) and investment companies that are designed to track the performance of the MSCI EAFE® Index. The Fund seeks to track the performance of the MSCI EAFE® Index. The MSCI EAFE® Index includes approximately 1,100 common stocks of companies located in Europe, Australia, Asia, and the Far East. As of June 2008 the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund will have operational expenses and transaction costs that are not reflected in the MSCI EAFE® Index therefore, the MSCI EAFE® Index will usually have a slight performance advantage over the Fund. The Fund may substitute a different index for the MSCI EAFE® Index if the current index is discontinued or for any reason determined in good faith by the Fund’s Board of Trustees.

The Fund may invest in derivative instruments including futures and options whose economic returns are similar to the MSCI EAFE® Index or its components. The Fund will limit its investment in futures to 5% of its assets. The Fund may enter into forward foreign currency exchange contracts to maintain the same currency exposure as the MSCI EAFE® Index and to settle trades in a foreign currency. The Sub-Adviser may adjust the Fund’s holdings if the Fund’s performance does not adequately track the performance of the MSCI EAFE® Index. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

27

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for long-term investors seeking exposure to foreign stocks. Foreign investment risks include changing market conditions, economic and political instability, and changes in currency exchange rates. The value of the Fund’s investments and its shares may decline due to a general decline in the stock market or if the value of an individual stock in the portfolio decreases. Stocks tend to be more volatile than other investment choices. The Fund may invest in mid-cap and small-cap company stocks. Generally, mid-cap and small-cap stocks are more volatile and risky than large-cap stocks.

See page xx for additional information about risks associated with each Fund.

28

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses[3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

29

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

30

International Large Value Fund

Objective

The International Large Value Fund seeks to achieve capital appreciation.

Principal Strategy

Under normal circumstances, the Fund will invest at least 80%, and usually all or substantially all, of its net assets (plus borrowings for investment purposes) in companies included in the Morgan Stanley Capital International Europe Australasia Far East Value® Index (the “MSCI EAFE Value® Index”) and investment companies that are designed to track the performance of the MSCI EAFE Value® Index. As of xxx, 200x, the market capitalization range of companies included in the MSCI EAFE Value® Index was $xx million to $xxx billion. The Fund seeks to track the performances of the MSCI EAFE Value® Index. The MSCI EAFE Value® Index includes approximately x,xxx common stocks of companies located in Europe, Australia, Asia, and the Far East. As of June 2008 the MSCI EAFE® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom

The Adviser and Sub-Adviser expect that there will be a close correlation between the performance of the Fund and that of the MSCI EAFE Value® Index. The Fund will have operational expenses and transaction costs that are not reflected in the MSCI EAFE Value® Index and, therefore, the MSCI EAFE Value® Index will usually have a slight performance advantage over the Fund. The Fund may substitute a different index for the MSCI EAFE Value® Index it currently tracks if the current index is discontinued or for any reason determined in good faith by the Fund’s Board of Trustees.

The Fund may invest in derivative instruments including futures and options whose economic returns are similar to the MSCI EAFE Value® Index or its components. The Fund will limit its investment in futures to 5% of its assets. The Fund may enter into forward foreign currency exchange contracts to maintain the same currency exposure as the MSCI EAFE Value® Index and to settle trades in a foreign currency. The Sub-Adviser may adjust the Fund’s holdings if the Fund’s performance does not adequately track the performance of the MSCI EAFE Value® Index. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

31

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for long-term investors seeking exposure to foreign large-cap stocks. Foreign investment risks include changing market conditions, economic and political instability, and changes in currency exchange rates. The value of the Fund’s investments and its shares may decline due to a general decline in the stock market or if the value of an individual stock in the portfolio decreases. Stocks tend to be more volatile than other investment choices. The Fund may experience losses as a result of its use of futures, options and forward foreign currency exchange contracts, which are forms of derivatives. The main risk with derivatives is that the Fund may lose more money than its initial investment in the derivative.

See page xx for additional information about risks associated with each Fund.

32

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses[3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

33

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

34

International Small Company Fund

Objective

The International Small Company Fund seeks to achieve capital appreciation.

Principal Strategy

Under normal circumstances, the Fund will invest at least 80%, and usually all or substantially all, of its net assets (plus borrowings for investment purposes) in small-cap companies included in the Morgan Stanley Capital International Europe Australasia Far East Small® Index (the “MSCI EAFE Small® Index”). The Sub-Adviser considers small capitalization companies as companies that are included in the MSCI EAFE Small® Index at the time of purchase. As of xxx, 200x, the market capitalization range of companies included in the MSCI EAFE Small® Index was $xx million to $xxx billion. The Fund seeks to track the performances of the MSCI EAFE Small® Index. The MSCI EAFE Small® Index includes approximately x,xxx common stocks of companies located in Europe, Australia, Asia, and the Far East. As of June 2008 the MSCI EAFE Small® Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom

The Adviser and Sub-Adviser expect that there will be a close correlation between the performance of the Fund and that of the MSCI EAFE Small® Index. The Fund will have operational expenses and transaction costs that are not reflected in the MSCI EAFE Small® Index therefore, the MSCI EAFE Small® Index will usually have a slight performance advantage over the Fund. The Fund may substitute a different index for the MSCI EAFE Small® Index it currently tracks if the current index is discontinued or for any reason determined in good faith by the Fund’s Board of Trustees.

The Fund may invest in derivative instruments including futures and options whose economic returns are similar to the MSCI EAFE Small® Index or its components. The Fund will limit its investment in futures to 5% of its assets. The Fund may enter into forward foreign currency exchange contracts to maintain the same currency exposure as the MSCI EAFE Small® Index and to settle trades in a foreign currency. The Sub-Adviser may adjust the Fund’s holdings if the Fund’s performance does not adequately track the performance of the MSCI EAFE Small® Index. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

35

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for long-term investors seeking exposure to foreign small-cap stocks. Foreign investment risks include changing market conditions, economic and political instability, and changes in currency exchange rates. The value of the Fund’s investments and its shares may decline due to a general decline in the stock market or if the value of an individual stock in the portfolio decreases. Stocks tend to be more volatile than other investment choices. The Fund invests in small-cap company stocks. Generally, small-cap stocks are more volatile and risky than large-cap stocks. The Fund may experience losses as a result of its use of futures, options and forward foreign currency exchange contracts, which are forms of derivatives. The main risk with derivatives is that the Fund may lose more money than its initial investment in the derivative.

See page xx for additional information about risks associated with each Fund.

36

Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses [3] (including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

37

Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

38

Global Real Estate Securities Fund

Objective

The Global Real Estate Securities Fund seeks total return from both capital appreciation and current income by investing in a portfolio of equity securities of global real estate companies.

Principal Strategy

Under normal market conditions, the Fund invests at least 80%, and normally substantially all, of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities issued by U.S. and non-U.S. real estate companies. The Fund’s Sub-Adviser adheres to an integrated, bottom-up, relative value investment process. A proprietary valuation model ranks global real estate securities on price-to-net asset value (NAV), which the Sub-Adviser believe is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. This analysis includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model’s output and drive the portfolio managers’ investment decisions.

Real Estate Companies
For purposes of the Fund’s investment policies, a real estate company is one that

●	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate

Or

●	has at least 50% of its assets in such real estate

Under normal market conditions, the Fund will invest significantly (at least 40%—unless market conditions are not deemed favorable by the Sub-Adviser, in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will allocate its assets among various regions and countries, including the United States. The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The Fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The equity securities in which the Fund invests can consist of:

●	common stocks (including REIT shares or shares of REIT-like entities)
●	rights or warrants to purchase common stocks of REITs
●	securities convertible into common stocks where the conversion feature represents, in the view of the Sub-Adviser, a significant element of the securities’ value
●	preferred stocks

Real Estate Investment Trusts (REITs)
REITs are companies that own interests in real estate or in real estate related loans or other interests and revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gain) for each taxable year. As a result, REITs tend to pay relatively higher dividends than other types of companies.

39

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Fund invests primarily in equity REITs.

Foreign (Non-U.S.) Real Estate Securities
The Fund invests in non-U.S. real estate companies, including non-U.S. REITs and REIT-like entities. Some countries have a REIT structure very similar to the United States. Other countries have REIT structures that are different from the U.S. in terms of tax requirements/benefits or scope of business activities. Currently, there are approximately 18 foreign countries that have REITs. In addition, there are other countries that have not adopted a REIT structure in any form, although some of these countries are considering adopting REIT-like structures pursuant to which these companies are not subject to corporate income tax in their home countries provided they distribute a significant percentage of their net income each year to stockholders and meet certain other requirements.

Depositary Receipts
The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Temporary Defensive Strategy. If the Sub-Adviser believes conditions are not favorable to the Fund’s principal investment strategies, the Fund may temporarily invest up to 100% if its assets in cash or high quality short-term money market instruments. When the Fund takes a temporary investment position, it may not achieve its investment objective.

40

Main Risks

As with all mutual funds, investing in the Fund involves certain risks. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The Fund may be appropriate for long-term investors seeking exposure to global real estate securities. Real estate companies could be adversely affected by changes in real estate values, interest rates or income tax regulations. The Fund is non-diversified and may make larger investments in individual companies. Therefore, the Fund’s share price may be more vulnerable to changes in the market value of a single issuer than the share price of a diversified fund. Risks of investing in foreign securities include changing market conditions, economic and political instability, and changes in currency exchange rates.

See page xx for additional information about risks associated with each Fund.

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Performance
Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None
Redemption fee (as a percentage of amount redeemed)	None[1]
Exchange fee	None

Annual Fund Operating Expenses (as a % of net assets) (expenses that are deducted from Fund assets)
Management fees	x.xx%
Distribution and Service (Rule 12b-1) fees	None
Acquired fund fees and expenses[2]	0.01%
Other expenses [3](including Shareholder Servicing Fee of up to 0.25%)	x.xx%
Total annual fund operating expenses[4]	x.xx%
Expense waiver/reimbursement	x.xx%
Net Annual Fund Operating Expenses	x.xx%

[1]	The Fund’s transfer agent charges a $xx fee for wire redemptions and for redemption checks sent via overnight delivery.
[2]
Reflects the estimated pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

[3]	These expenses, which include a shareholder servicing fee of 0.25%, are estimated for the current fiscal year.
[4]
The Adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed x.xx% of average daily net assets of the Fund. This agreement will remain in effect until xxxx, 20xx, at which time it may be continued, modified or eliminated, and net expenses will be adjusted as necessary. In turn, the Adviser is permitted to seek reimbursement, upon approval by the Board of Trustees, from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for three years from the date fees were waived or reimbursed.

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Example

The example below is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods; your investment has a 5% return each year and all dividends are reinvested; and the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

1 year	3 years
$__________	$__________

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Risks Related To Principal Investment Strategies

Each Fund’s principal investment strategies and risks are summarized on the individual Fund page(s). Below is further information of the risks associated to the principal investment strategies of each Fund. Additional information about the principal risks is included in the Statement of Additional Information.

Credit Risk (Fixed Income Funds)
Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the Fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

Derivatives Risk (All Funds)
Each Fund may use derivatives to hedge against market or interest rate risks in the portfolio, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Derivative instruments and agreements include, but are not limited to, options, futures and options on futures (including those relating to securities, indexes and interest rates), forward contracts, swaps and mortgage-related and asset-backed securities. A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives used involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. A Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

Emerging Market Risk (Global Real Estate Securities Fund)
Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The fixed-income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Foreign Currency Risk (International Equity Fund, International Large Value Fund, International Small Company Fund, and Global Real Estate Securities Fund)
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.

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Foreign Investment Risk (International Equity Fund, International Large Value Fund, International Small Company Fund, and Global Real Estate Securities Fund)
Investments in foreign securities or certain instruments that provide investment exposure to foreign securities markets will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Interest Rate Risk (Fixed Income Funds)
The prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer the effective maturity and duration of the bond portion of the Fund’s portfolio, the more the Fund’s share price is likely to react to interest rates.

Large Company Stock Risk (U.S. Equity Fund, U.S. Large Value Fund, and International Large Value Fund)
Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes and as a result, the value of investments in larger companies may suffer from such changes more so than smaller companies.

Leveraging Risk (All Funds)
Certain transactions may give rise to a form of leverage. Such transactions may include, among others, futures, options, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if a Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk (All Funds)
If there is a lack of an active market for a particular security, the security may not be sold at the time desired or without adversely affecting the price.

Market Risk (All Funds)
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Market Sector Risk (All Funds)
A Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. As compared to its benchmark, the Fund may be significantly overweight or underweight with respect to certain companies, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Medium-Sized Company Stock Risk (Equity Funds)
The stocks of medium-size companies may have more risks than those of larger companies. They may be more susceptible to market downturns, and their prices may be more volatile.

Non-Diversification Risk (Global Real Estate Securities Fund)
The Global Real Estate Securities Fund is a non-diversified fund. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. (A “diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.) The Fund is allowed to focus its investments in fewer companies than a diversified fund. Should the Sub-Adviser determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund may be subject to greater volatility and risk as the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the few companies on which the Fund focuses.

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Other Investment Companies Risk (Equity Funds)
The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

Portfolio Turnover (All Funds)
A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, which may have an adverse impact on performance, and is likely to generate more taxable short-term gains for shareholders.

Prepayment and Extension Risk (Fixed Income Funds)
When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The  loss of higher yielding, underlying mortgages and  the reinvestment of proceeds at lower interest  rates can reduce the Fund’s potential price gain in  response to falling interest rates, reduce the Fund’s  yield, or cause the Fund’s share price to fall. When interest rates rise, the effective duration of the Fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the Fund’s sensitivity to rising rates and its potential for price declines.

Real Estate Markets and REIT Risk (Global Real Estate Securities Fund)
The Global Real Estate Securities Fund concentrates its assets in the real estate industry. Your investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions; extended vacancies of properties, overbuilding; increases in property taxes and operating expenses; changes in zoning laws; losses from casualty or condemnation; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. The value of REIT securities can be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

Short Sale Risk (Fixed Income Fund)
Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. A Fund may have to pay a premium to borrow the securities and pay any dividends or interest payable on the securities until they are replaced. Short sales may involve substantial risk and “leverage.” Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Since the Fund’s loss on a short sale arises from an increase in the value of the security sold, such loss is theoretically unlimited.

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Small Company Stock Risk (U.S. Equity Fund, U.S. Small Company Fund and International Small Company Fund)
The stocks of small companies may have more risks than those of larger companies.  Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.  As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of the Fund’s portfolio.  In addition, small company stocks typically trade in lower volume, making them more difficult to sell.  Generally, the smaller the company size, the greater these risks.

Value Company Stock Risk (U.S. Large Value Fund and International Large Value Fund)
Value stocks may underperform when the market strongly favors growth stocks over value stocks. In addition, a value stock may not reach what the Sub-Advisor believes is its full market value, or its intrinsic value may go down.

Additional Investment Techniques

In addition to the Principal Strategies and Investment Risks, each of the Fund may engage in additional investment techniques that present additional risks to a Fund as indicated below. The investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means the Adviser or Sub-Adviser can decide whether to use them or not. These additional investment techniques that a Fund may use are more fully described in the Statement of Additional Information.

Other Investment Companies
Each Fund may invest in other investment companies to the extent permitted by the Investment Company 1940 Act and the rules there under. These may include exchange-traded funds (“ETFs”). ETFs are investment companies that invest in a portfolio of securities designed to track a particular market segment or index and whose shares are bought and sold on a securities exchange. The risk of ETFs generally reflects the risk of owning shares of the underlying securities the ETF is designed to track, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs, advisory fees that you, as a shareholder in the Fund, indirectly bear.

Securities Lending
The Funds may lend portfolio securities to generate additional income. Each Fund may lend securities up to one-third of its total assets. If the borrower is unwilling or unable to return the borrowed securities when due, the Funds can suffer losses.

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Short Sales
In a short sale, the fund sells a security it has borrowed, with the expectation that the security will decline in value. The Fund’s potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Short-selling is considered “leverage” and may involve substantial risk. The Fund also may engage in short-selling for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

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Organization and Management of the Funds

Bellatore Financial, Inc. (referred to as the "Adviser" or “Bellatore”), located at 333 West San Carlos Street, Suite 1200, San Jose, CA 95110, provides the Funds with investment management and administrative services. The Adviser supervises all aspects of the Funds' operations and Sub-Advisers of the Funds, subject to oversight by the Funds’ Board of Trustees.

Bellatore is a newly registered investment adviser with the Securities and Exchange Commission and was founded in September 2007 by Al Steele. From October 2004 to March 2006, Mr. Steele served as the President and Chief Executive Officer of the SA Funds Investment Trust, an investment trust managing more than $2 billion assets through six individual mutual funds.

Pursuant to an investment advisory agreement, each Fund pays the Advisor an advisory fee for the services and facilities it provides payable on a monthly basis at the following annual rates of each Fund’s average daily net assets:

Fund	Advisory Fee
Fixed Income Fund	x.xx%
National Municipal Fund	x.xx%
U.S. Equity Fund	x.xx%
U.S. Large Value Fund	x.xx%
U.S. Small Company Fund	x.xx%
International Equity Fund	x.xx%
International Large Value Fund	x.xx%
International Small Company Fund	x.xx%
Global Real Estate Securities Fund	x.xx%

For administrative services received, each Fund pays the Adviser an administrative fee of x.xx% of average daily net assets.

The Adviser has entered into agreements with each Fund to waive a portion of its advisory fee and to absorb operating expenses to the extent necessary to cap each Fund’s expense ratio at certain rates (see each Fund’s expense table). These agreements may be terminated only with the consent of the Board of Trustees. Because of these agreements, the Funds may pay the Adviser less than the contractual advisory fee.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and the sub-advisory agreements will be available in the Funds’ annual report to shareholders dated xxxx, 200x.

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Sub-Advisers and Portfolio Managers

The following Sub-Advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each Sub-Adviser is compensated for its services by the Adviser from the fees it receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other account managed by the portfolio managers and the portfolio mangers’ ownership of securities in the Funds.

Sub-Advisors
Mellon Capital Management Corporation (“MCM”) acts as Sub-Adviser to the Fixed Income Fund, International Equity Fund, International Large Value Fund and the International Small Company Fund, is located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. MCM is a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”). MCM has provided investment management services since 1983. MCM has approximately $xx billion in assets under management, as of xxxx, 200_.

Standish Mellon Asset Management Company LLC (“Standish Mellon”) located at One Boston Place, Boston, MA 02108, acts as Sub-Adviser to the National Municipal Fund. Standish Mellon was formed by the combination of Standish, Ayer & Wood, Inc., a privately held investment advisory firm established in 1933, and Mellon Financial Corporation. Standish Mellon is an affiliate of MCM and a wholly owned subsidiary of BNY Mellon. Standish Mellon manages more than $xxx billion in assets for institutional and individual investors in the U.S. and abroad as of xxx, 200_.

Analytic Investors, LLC (“Analytic”) acts as Sub-Adviser to the U.S. Equity Fund, U.S. Large Value Fund and the U.S. Small Company Fund. Analytic is located at 555 W. Fifth St., 50th Floor, Los Angeles, CA 90013. Analytic was founded in 1970 and is a subsidiary of Old Mutual, plc, a publicly-traded, diversified financial services firm based in London. Analytic has approximately $_______ in assets under management as of xxxx, 200_.

Cohen & Steers Capital Management, Inc., (“Cohen & Steers”) acts as Sub-Adviser to the Global Real Estate Securities Fund. Cohen & Steers, a registered investment adviser formed in 1986 is located at 280 Park Avenue, 10th Floor, New York, NY 10017. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.” Cohen & Steers’ current clients include pension plans and investment companies, including each of the open-end and closed-end Cohen & Steers funds. As of XXXX, 200_, Cohen & Steers managed approximately $xx billion in assets.

The Adviser, not the Funds, pays each Sub-Adviser a sub-advisory fee which is calculated on the Fund’s average daily net assets at the following annual rates:

Fund	Sub-Advisory Fee
Fixed Income Fund	x.xx%
National Municipal Fund	x.xx%
U.S. Equity Fund	x.xx%
U.S. Large Value Fund	x.xx%
U.S. Small Company Fund	x.xx%
International Equity Fund	x.xx%
International Large Value Fund	x.xx%
International Small Company Fund	x.xx%
Global Real Estate Securities Fund	x.xx%

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Portfolio Managers

Fixed Income Fund

David C. Kwan, CFA serves as the Fixed Income Fund’s portfolio manager. Mr. Kwan is the Managing Director responsible for overseeing the fixed-income portfolio management and trading group at MCM, where he has been employed since 1990. As Managing Director, he oversees a team of portfolio managers responsible for all U.S. and international fixed income portfolios and oversees the management of the Global Opportunity Strategy. Previously, Mr. Kwan was responsible for management of MCM’s Enhanced Asset Allocation Fund.

National Municipal Fund

Thomas Casey serves as the National Municipal Fund’s portfolio manager. Mr. Casey is a Senior Portfolio Manager for Tax-Sensitive Strategies and has served in this capacity at Standish Mellon for the past seven years. Prior to becoming a Portfolio Manager, he spent four years as a tax-exempt trader after serving as an analyst on the team for four years. Mr. Casey joined the company in 1993 from State Street Bank and Trust Company, has an M.B.A. and a B.A. from Boston College, and has 20 years of investment experience.

U.S. Equity Fund, U.S. Large Value Fund and U.S. Small Company Fund

The U.S. Equity Funds are co-managed by:

Harindra (“Harin”) de Silva, Ph.D., CFA. Mr. de Silva is the President and Portfolio Manager of Analytics. He is responsible for Analytic’s strategic direction and the ongoing development of its investment processes. As a portfolio manager, Mr. de Silva focuses on the ongoing research effort for the firm’s equity and derivative based strategies. Mr. de Silva has authored several articles and studies on finance-related topics including stock market anomalies, market volatility and asset valuation. He, along with his colleagues Roger Clarke and Stephen Thorley, was recognized with the prestigious Graham and Dodd Award of Excellence for their research published in the Financial Analysts Journal in 2002 and 2005. Prior to joining Analytic, Mr. de Silva was a Principal at Analysis Group, Inc., where he was responsible for providing economic research services to institutional investors including investment managers, large pension funds, and endowments. Mr. de Silva has 22 years of investment experience and holds the following degrees: Ph.D. - Finance, University of California, Irvine; M.B.A., M.S. - Economic Forecasting, University of Rochester; B.S. - Mechanical Engineering - University of Manchester Institute of Science

Dennis M. Bein, CFA. Mr. Bein is the Chief Investment Officer and Portfolio Manager of Analytics. As Chief Investment Officer, he oversees the implementation of the firm’s investment strategies. He is a major contributor to the firm’s ongoing research efforts as well as new product development and strategy applications. As a portfolio manager, Mr. Bein focuses on day-to-day portfolio management and research related to equity-based investment strategies. Prior to joining Analytics, Mr. Bein was a Senior Consultant for Analysis Group, Inc., where he provided investment consulting services for institutional investors and plan sponsors. He advised pension fund managers on topics such as investment objective definition, asset allocation analysis, manager selection and manager performance evaluation. Mr. Bein has 17 years of investment experience and holds the following degrees: M.B.A. - Anderson Graduate School of Management, University of California, Riverside; B.A. - Business Administration, University of California, Riverside.

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Steve Sapra. As a portfolio manager on the equity team, Mr. Sapra is responsible for the ongoing research effort for U.S. equity-based investment strategies as well as the day-to-day portfolio management and trading of such accounts. Prior to joining Analytic, Mr. Sapra was employed as a Senior Consultant at BARRA, Inc. in Berkeley, CA. He consulted with investment managers in the areas of risk control and strategy implementation. Mr. Sapra is also a part-time Economics lecturer at California State Polytechnic University, Pomona. In addition, Mr. Sapra is currently writing his Ph.D. dissertation in Economics. Mr. Sapra has 10 years of investment experience and holds the following degrees: M.A. - Economics, University of Southern California; B.A. - Economics, California State Polytechnic University, Pomona. Mr. Sapra is a CFA charter holder.

International Equity Fund, International Large Value Fund and International Small Company Fund

Karen Q. Wong, CFA serves as the International Funds’ portfolio manager. Ms. Wong is the Managing Director responsible for overseeing the equity portfolio management at MCM, where she has been employed since 2000. As Managing Director, she oversees a team of portfolio managers responsible for all U.S. and international passive equity funds and is responsible for refinement and implementation of the equity portfolio management process. Ms. Wong has more than five years of direct portfolio management experience of managing all types of equity index funds. Prior to joining MCM, Ms. Wong was a security analyst at Redwood Securities. Ms. Wong is a member of CFA Institute and the CFA Society of San Francisco.

Global Real Estate Securities Fund

The Fund’s portfolio managers are:

Joseph Harvey. Mr. Harvey is the President and Chief Investment Officer of Cohen & Steers. As Chief Investment Officer, he oversees the investment process at the firm. Mr. Harvey joined Cohen & Steers in 1992.

Gerios Rovers. Mr. Rovers is Chief Investment Officer of Cohen & Steers Europe, and co-founded Cohen & Steers Europe in 2000. Prior to that, he was managing director at Security Capital Group.

Derek Cheung, CPA. Mr. Cheung joined Cohen & Steers in 2005. Prior to joining Cohen & Steers, he was the head of Hong Kong and China property research for HSBC Securities (Asia), Ltd. from xxxx to xxxx Previously, he covered Hong Kong and China property stocks at Donaldson, Lufkin & Jenrette and Salomon Smith Barney from xxxx to xxxx.

Scott Crowe. Mr. Crowe joined Cohen & Steers in 2007 and currently serves as Senior Vice President, global research strategist, and portfolio manager of the Fund. Prior to that, Mr. Crowe was an executive director at UBS and served as head of U.S. REIT and as a global strategist from xxx to xxxx. He also worked at UBS Warburg as a real estate analyst.

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Charles McKinley. Mr. McKinley joined Cohen & Steers in 2007 and currently serves as Senior Vice President, Global portfolio manager. Prior to joining Cohen & Steers, he was a portfolio manager on global real estate strategies with Franklin Templeton Real Estate Advisors from xxxx to xxxx.

Shareholder Servicing Plan

Each Fund has adopted a Shareholder Servicing Plan. Shareholder servicing agents provide administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services a Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets of the shares serviced by the agent.

 The Funds may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor “no transaction fee” or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

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Shareholder Guide

This section describes how to do business with the Funds and the services that are available to shareholders.

How to Reach the Funds

By telephone:	(800) ____________
Call for account information 8:00 a.m. to 5:00 p.m. Pacific time, Monday through Friday.

By mail:	_______________
_______________
_______________

Purchasing Shares

Only clients of certain financial representatives are eligible to purchase shares of the Funds.

If you are making an initial investment, you must submit a fully executed account application and monies for the purchase in the form of a check, electronic transfer or wire transfer.

You or your financial representative should notify the Adviser of any proposed investment.

If you purchase shares through an omnibus account maintained by a securities firm or through another financial intermediary, the firm or intermediary may charge you an additional fee, which will reduce your investment accordingly.

Incomplete Purchase Requests
Funds will attempt to notify you or your financial representative promptly if any information necessary to process your purchase is missing.  Once the information is obtained, you will receive the next-determined NAV per share.

Timing of Requests
All requests received in proper form by Funds’ transfer agent, or other authorized intermediary, before 4:00 p.m. Eastern Standard Time (“EST”) on a business day of the Funds will be executed the same day at that day’s NAV.  Orders received after 4:00 p.m. EST will be executed at the following business day’s NAV, which is calculated after the close of business on the NYSE, which normally occurs at 4:00 p.m. EST.  Authorized intermediaries acting on a purchaser’s behalf are responsible for transmitting orders by the deadline.  Each day a Fund calculates its NAV is a business day of that Fund.

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Redeeming Shares

You or your financial representative may redeem shares at any time by furnishing a redemption request to the Funds’ transfer agent in proper form.  In proper form means a letter of instructions that includes:

s	the fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell; and
s	all signatures and any additional documents that may be required

Incomplete Redemption Requests
The Funds will attempt to notify you or your financial representative promptly if any information necessary to process your redemption is missing.  Once the information is obtained, you will receive the next-determined NAV.

Timing of Requests
All requests received in proper form by Funds’ transfer agent, or other authorized intermediary, before 4:00 p.m. EST on a business day of the Funds will be executed the same day, at that day’s NAV, which is calculated after the close of business on the NYSE.  Requests received after 4:00 p.m. EST will be executed the following business day, at that day’s NAV.

Wire Transactions
A fee of $xx will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Redeeming Shares Recently Purchased
If you redeem shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared.  This may take up to 10 business days after your purchase was recorded (in rare cases, this may take up to 15 days).  The proceeds will be sent to you upon clearance of your initial purchase check. .

Accounts with Low Balances
If the total value of your Funds’ account holdings falls below $10,000 as a result of redeeming or exchanging shares, the Funds may send you a notice asking you to bring the cumulative account balance back up to $10,000 or to close it out.  If you do not take action within 60 days, the Funds may redeem your shares and mail the proceeds to you at the account holder’s address of record.

Suspension of Redemption Privileges
Any Fund may suspend redemption privileges or postpone the date of payment for more than seven calendar days after the redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

Exchanges

There is no fee to exchange shares among the Funds.  However, because an exchange is treated as a redemption and a purchase, an investor could realize a taxable gain or loss on the transaction.  The exchange privilege is not intended as a way to speculate on short-term movements in the markets.  Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds or otherwise adversely affect the Funds, the exchange privilege may be terminated with respect to an investor without notice if the Fund determines that the investor’s use of the exchange privilege is excessive.  Excessive use of the exchange privilege is defined as any pattern of exchanges among the Funds by an investor that evidences market timing.

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Frequent Trading - Market Timing

The Funds discourage frequent purchases and sales of the Funds’ shares.  Frequent trading into and out of the Funds can disrupt portfolio investment strategies, harm performance and increase expenses for all shareholders, including long-term shareholders who do not generate these costs.  The Funds are designed for long-term investors, and are not intended for market timing or excessive trading activities.  Market timing activities include purchases and sales of Fund shares in response to short-term market fluctuations.  Certain Funds may be more susceptible to the risks of short-term trading than other Funds.  The nature of the holdings of the International Equity Fund, International Large Value Fund, International Small Company Fund and the Global Real Estate Securities Fund (together, “International Funds”) may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of a Fund’s holdings and the reflection of those changes in the Fund’s NAV (called “arbitrage market timing”).  Such delays may occur because an International Fund has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Funds calculate their NAVs.  In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time an International Fund calculates its NAV.  The U.S. Small Company Fund may be subject to arbitrage market timing because the Fund has significant holdings in small capitalization securities, which may have prices that do not accurately reflect the latest indications of value of these securities at the time the Fund calculates its NAV due to, among other reasons, infrequent trading or illiquidity.  There is a possibility that arbitrage market timing may dilute the value of the Fund’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a NAV that does not reflect appropriate fair value prices.

The Funds do not believe that it is in the best interests of their shareholders to accommodate market timing, therefore, the Funds have adopted procedures intended to discourage frequent purchases and redemptions of Fund shares.  Pursuant to the Trust’s procedures, the Adviser monitors for market timers and has established criteria by which to identify potential market timers and to determine whether further action is warranted.  The Funds may refuse or cancel purchase or exchange orders for any reason, without prior notice, particularly purchase orders that the Funds believe are made on behalf of market timers.  The Funds and their agents reserve the right to reject any purchase or exchange request by any investor, financial institution or retirement plan indefinitely if a Fund or the Fund’s Adviser believes that any combination of trading activity in the accounts is potentially disruptive to the Fund.  It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to the affected Fund(s).  Accordingly, the Adviser may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group, and such trades may be rejected in whole or in part by the affected Fund(s).  The Adviser will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the Funds, and restricting access to a Fund by a particular investor.  The Funds may impose further restrictions on trading activities by market timers in the future.

Additional Policies for Purchases, Redemptions and Exchanges

●	The Funds reserve the right to reject any purchase order.

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●	At any time, the Funds may change any purchase, redemption or exchange procedures, and may suspend sale of shares.

●	The Funds may delay sending your redemption proceeds for up to seven days, or longer if permitted by the SEC.

●	In the interest of economy, the Funds do not issue share certificates.

●
The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder liquid securities from the Funds’ portfolio.   The shareholder may incur transaction costs to dispose of these securities and will bear any market risks associated with such securities until they are converted into cash.

●
The Funds may authorize certain financial intermediaries to accept purchase, redemption and exchange orders from their customers on behalf of the Funds.  Other intermediaries may also be designated to accept such orders, if approved by the Funds.  Authorized intermediaries are responsible for transmitting orders on a timely basis.  The Funds will be deemed to have received an order when the order is received in proper form from the authorized intermediary, and the order will be priced at the Fund’s NAV next determined.

Portfolio Holdings Disclosure

The Funds’ portfolio holdings disclosure policy is described in the Statement of Additional Information.

Individual Retirement Accounts

You also may acquire shares of a Fund by contributing to an individual retirement account (“IRA”) made available by that Fund, if you qualify for ownership of an IRA.  IRAs made available by the Funds may be subject to an annual fee.  You can obtain more information regarding IRAs offered by the Funds through your financial representative or by calling the Adviser at (800) _____________.

Important Notice Regarding Delivery of Shareholder Documents

When the Funds send shareholders certain legal documents, such as this Prospectus, they may employ a technique commonly known as “householding”, in which a single copy of the relevant document is sent to all shareholders at a common address.  The Funds will not household personal information documents, such as account statements.  The Adviser considers this method of providing shareholders important information to be more efficient and cost-effective than sending multiple copies of the same document to a single address.  If you agree, you do not need to take any action; the Funds will continue householding your documents for as long as you are a shareholder.  However, if at any time you would like to request that the Funds do not employ householding on your account(s), you may do so by calling (800) _____________.  The Funds will provide you with an individual copy of each document you request within 30 days of receiving your request.

Identity Verification Procedures Notice

The USA PATRIOT Act of 2001 and federal regulations require financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist Funds in verifying your identity.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a customer’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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Pricing of Fund Shares

Each Fund’s NAV is calculated on each day the NYSE is open.  Each Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV per share is the value of a single share of a Fund.  NAV is calculated with respect to each Fund by (1) taking the current market value of such Fund’s total assets, (2) subtracting such Fund’s liabilities and expenses and (3) dividing the result by the total number of outstanding shares of such Fund.

The Funds calculate NAV as of the close of regular business on the NYSE, normally 4:00 p.m. EST.  If the NYSE closes early, the Funds accelerate calculation of NAV and corresponding transaction deadlines to that time.  The price at which a purchase or sale is effected is based on the next calculation of the NAV after the order is received by the Funds’ transfer agent, or other authorized intermediary.

Each Fund’s investments are valued using available market quotations or at fair value.

Market values of the Funds’ portfolio securities are determined as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or, if no closing price available, the mean between the last bid and asked prices (or bid prices, if asked prices are not available). Debt securities (other than short-term investments) are valued at prices provided by a pricing service. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Shares of an investment company are valued at the investment company’s net asset value (the prospectuses for such investment companies contain information on those investment companies’ fair valuation procedures and the effects of fair valuation). Exchange-traded futures and options are valued at the mean of the bid and asked prices. Swaps are valued based on prices quoted by independent brokers.

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  The Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Foreign securities may trade in their primary markets on weekends or other days when Funds do not price their shares.  Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or redeem shares.

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Fair value securities:

Any portfolio security held by a Fund for which market quotations are not readily available, or available quotations which appear do not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee under the direction of the Board of Trustees of the Trust.

Occasionally, events that affect the value of portfolio securities in foreign markets may occur between the times at which they are determined and the closing of the NYSE.  Such events may be company-specific, such as an earnings report, country- or region-specific, such as a war or natural disaster, or global in nature.  If such events materially affect the value of portfolio securities, information from an external vendor may be utilized to adjust closing market prices of these securities to reflect their fair value. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary from the price actually received on a sale.  Fair valuation can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short-term traders.

Distributions and Taxes

Distributions
Each Fund generally distributes to its shareholders substantially all of its net investment income and realized net gains on its investments.  When a Fund earns dividends from stocks and/or interest from debt securities and distributes these earnings to its shareholders, the distribution is called a dividend distribution.  A Fund realizes a capital gain when it sells securities for a higher price than it paid, and has net capital gains (if any) when the gains it realizes on sales of securities exceed losses it realizes on sales of other securities; when these net gains are distributed to shareholders, it is called a capital gain distribution.  Dividend distributions may be made several times a year, while capital gain distributions are generally made once a year.

The Fixed Income Fund distributes dividends, if any, quarterly.

The National Municipal Fund distributes dividend, if any, monthly.

The Equity Funds (except the Global Real Estate Securities Fund) distributes dividends, if any, annually.

The Global Real Estate Securities Fund distributes dividends, if any, semi-annually.

Each Fund distributes net capital gains, if any, at least annually.

You will receive distributions from a Fund in additional shares of that Fund unless you elect to receive your distributions in cash.  If you wish to receive distributions in cash, you may either indicate your request on your account application or you or your financial representative may notify the Adviser by calling (800) _______________.

Your investment in a Fund will have tax consequences that you should consider.  Some of the more common federal tax consequences are described below, but you should consult your tax adviser about your own particular situation.

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Taxes on Distributions

Unless you hold Fund shares through an IRA or other tax-advantaged account, you will generally have to pay federal income tax on Fund distributions.  Your distributions will be subject to federal income tax whether you receive them in cash or reinvest them in additional Fund shares.  Dividends designated as “exempt-interest dividends” are exempt from regular federal income tax, but may be subject to AMT and state and local taxes. Distributions that are derived from net capital gain (that is, the excess of net long-term capital gain, which is gain recognized on capital assets held for more than one year, over net short-term capital loss) generally will be taxed as long-term capital gains.  Dividend distributions and distributions of the excess of net short-term capital gain over net long-term capital loss (“net short-term capital gain”) generally will be taxed to you as ordinary income.  The tax you pay on a given capital gain distribution generally depends on how long the Fund held the portfolio securities it sold; it does not depend on how long you held your Fund shares.

A portion of the dividend distributions from some of the Equity Funds may constitute “qualified dividend income” (“QDI”) and be eligible for taxation, for individuals, as net capital gain (taxed at a maximum rate of 5% or 15%).  Your eligibility for QDI taxation will, however, depend on your satisfying a holding period and certain other requirements.  The Fixed Income Fund and National Municipal Fund expect that their distribution will consist primarily of ordinary income (interest) that is not QDI.  Dividend income that the Global Real Estate Securities Fund receives from REITs will generally not be treated as QDI. The Global Real Estate Securities Fund does not expect a significant portion of its distributions to be derived from QDI. The Equity Funds expect that their distributions will consist primarily of net capital gains.

You are required to report all Fund distributions on your federal income tax return.  Each year the Funds or your custodian will send you information detailing the amount of dividends (which for tax purposes includes distributions of net short-term capital gain), the part thereof that is QDI and net capital gain distributed to you for the previous year.

REITs do not provide complete information about the taxability of their distributions until after the calendar year-end. For this reason, the Global Real Estate Securities Fund may request permission each year from the IRS to extend the deadline for issuing Form 1099-Div to February 28.

Taxes on Redemptions or Exchanges

If you redeem your shares of a Fund or exchange them for shares of another Fund, your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a redemption) or the value of the shares received (in the case of an exchange).  Because your tax basis depends on the original purchase price of your Fund shares and the price at which any distributions may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a redemption or exchange will result in a taxable gain or loss.

Other Considerations

If you buy shares of a Fund just before it makes a distribution, you will receive some of the purchase price back in the form of a taxable distribution.

By law, the Funds must withhold and remit to the U.S. Treasury 28% of distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to you if you are an individual or other non-corporate taxpayer and you have not provided a complete, correct taxpayer identification number to Funds, and 28% of those distributions if you are otherwise subject to backup withholding.

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Privacy Statement

The Trust is committed to protecting your personal information. Privacy and security are fundamental elements of our commitment to service. We understand the importance you place on protecting information that personally identifies you or your investment account. We refer to all this data as "personal information," which includes, but is not limited to your:

•	First and last name
•	Social Security Number
•	Physical address, zip code
•	Birth date
•	Email address
•	Phone and fax numbers
•	Account number
•	Account type
•	Account balance
•	Fund name(s)

We do not sell personal information about our customers or former customers to anyone. We will only share personal information as needed within our organization and with non-affiliated third parties as stated in this Privacy Statement, unless we give you additional notice or ask for your permission.

In the course of business we may provide your personal information to the following parties:

•
Service Providers: We may share your personal information with authorized service providers who need this information to perform services related to processing your requests and transactions. In general, these service providers consist of custodians, transfer agents, authorized broker-dealers, banks, or other financial institutions and their intermediaries.

•	Federal And State Regulators: At times, we may need to disclose or report personal information when we believe in good faith that disclosure is required under law.

Your personal information will only be used to manage or maintain your account. To do so, we may share your personal information with an agent or affiliate. This personal information is protected with a strict confidentiality agreement, and companies that we hire to provide support services or act as our agent must conform to our privacy standards. We do not allow any non-affiliated company to retain your personal information longer than necessary to provide its product or service, unless you grant us permission to do so.

Our corporate policies require that employees with access to confidential customer information may not use or disclose the information except for business use. All employees are required to safeguard such information, as specified in their confidentiality agreements with Bellatore. We maintain physical, electronic, and procedural safeguards that comply with federal standards to protect your nonpublic personal information.

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USA Patriot Act
Under rules required by the USA PATRIOT ACT, we may ask you to provide various identification documents or other information. Until you provide the information we need, we may not be able to open an account or effect any transactions for you. The Act was designed to detect, deter and punish terrorists in the United States and abroad and consequently imposes new anti-money laundering requirements on financial institutions. These requirements necessitate our obtaining such identification documents from you. We thank you for your cooperation and hope that you will support us in our efforts to deny terrorist groups access to America's financial system.

If you have any questions or comments about our privacy or anti-money laundering practices, please contact us at 800________________

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SPT Funds Investment Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

The SAI is available free of charge on the Trust’s website at www.___________________.com. You can obtain a free copy of the SAI, request other information, or make general inquires about the Funds by contacting a broker that sells the Funds or by calling the Funds’ (toll-free) at 800 ________________ or by writing to:

SPT Funds Investment Trust
__________________________
__________________________
__________________________

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the SEC in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Funds are also available:

•	Free of charge from the SECs EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the SEC, Washington, DC 20549-0102; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is ____________________)

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SPT FUNDS INVESTMENT TRUST

STATEMENT OF ADDITIONAL INFORMATION

•	Fixed Income Fund
•	National Municipal Fund
•	U.S. Equity Fund
•	U.S. Large Value Fund
•	U.S. Small Company Fund
•	International Equity Fund
•	International Large Value Fund
•	International Small Company Fund
•	Global Real Estate Securities Fund

This Statement of Additional Information concerning SPT Funds Investment Trust (the "Trust") is not a prospectus. This Statement of Additional Information supplements the Prospectus for the above-named series of the Trust, dated _________, 2008 and should be read in conjunction with the Prospectus. Copies of the Prospectus and the Statement of Additional Information are available without charge on the Trust’s website at www.xxxxx.com or by calling toll free at (xxx) xxx-xxxx.
This Statement of Additional Information is dated _______________, 2008

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT STRATEGIES AND RISK CONSIDERATIONS	3
INVESTMENT TECHNIQUES	14
INVESTMENT RESTRICTIONS	27
PORTFOLIO HOLDINGS DISCLOSURE	29
TRUSTEES AND OFFICERS	30
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	31
PROXY VOTING POLICIES AND PROCEDURES	32
INVESTMENT ADVISORY AND OTHER SERVICES	32
PORTFOLIO MANAGERS	35
EXECUTION OF PORTFOLIO TRANSACTIONS	46
PRICING OF SHARES	47
PURCHASE AND REDEMPTION INFORMATION.	48
TAXES	48
ADDITIONAL INFORMATION	53
APPENDIX A: RATING CATEGORIES	55
APPENDIX B: SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES	57

THE TRUST
The Trust was organized as a Delaware statutory trust on December 26, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust consists of the following nine separate series (individually a “Fund” and, collectively, the “Funds”):

•	Fixed Income Fund
•	National Municipal Fund
•	U.S. Equity Fund
•	U.S. Large Value Fund
•	U.S. Small Company Fund
•	International Equity Fund
•	International Large Value Fund
•	International Small Company Fund
•	Global Real Estate Securities Fund

The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

Bellatore Financial, Inc., (the “Adviser”) is the investment adviser of the Funds. The Adviser has hired investment management firms (referred to as "Sub-Advisers") to manage the portfolios of each Fund.

INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

Below is a summary of each of the Funds’ investment objective and principal strategy.

The Fixed Income Fund seeks to maximize total return through capital appreciation and income while preserving shareholders' capital. This Fund seeks to achieve its objective by investing primarily in fixed-income securities.

The National Municipal Fund seeks to provide a high level of interest income exempt from federal income tax, while seeking to preserve shareholders' capital. This Fund seeks to achieve its objective by investing primarily in tax exempt municipal securities issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities.

The U.S. Equity Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of large, mid and small U.S. companies.

The U.S. Large Value Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of large-cap categorized U.S. companies.

The U.S. Small Company Fund seeks capital appreciation. The Fund seeks to achieve its objective by investing primarily in equities securities of small-cap categorized U.S. companies.

The International Equity Fund seeks to achieve capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of large-cap and small-cap non-U.S. companies.

The International Large Value Fund seeks to achieve capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of large cap value, non-U.S. companies.

The International Small Value Fund seeks to achieve capital appreciation. This Fund seeks to achieve its objective by investing primarily in equity securities of small categorized, non-U.S. companies.

The Global Real Estate Securities Fund seeks total return through both capital appreciation and current income. This Fund seeks to achieve its objective by investing primarily in a portfolio of equity securities issued by U.S. and non-U.S. real estate companies.

The Fixed Income Fund, National Municipal Fund, U.S. Equity Fund, U.S. Large Value Fund, U.S. Small Company Fund, International Equity Fund, International Large Value Fund and the International Small Company Fund are diversified funds. Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. A fund is then subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal securities laws. The Global Real Estate Securities Fund is a non-diversified fund. There is no assurance that the Funds will achieve their objective. The discussion below supplements information contained in the Funds’ Prospectus as to investment policies of the Funds.

Primary Risk Considerations

Corporate Debt Securities. Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with changes in, the market price of certain commodities, including gold bullion or other precious metals.

Mortgage-Related and Other Asset-Backed Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). The total return on mortgage-related securities typically varies with changes in the general level of interest rates. The maturities of mortgage- related securities are variable and unknown when issued because their maturities depend on pre-payment rates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. In addition, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as that of other fixed income securities.

A Fund may invest in GNMA certificates, which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities. Although most mortgage loans in the pool will have stated maturities of up to 30 years, the actual average life or effective maturity of the GNMA certificates will be substantially less because the mortgages are subject to normal amortization of principal and may be repaid prior to maturity. Prepayment rates may vary widely over time among pools and typically are affected by the relationship between the interest rates on the underlying loans and the current rates on new home loans. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

A Fund may invest also in mortgage-related securities issued by the FNMA or by the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates, as noted above, are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA securities, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

A Fund may also invest in mortgage-related securities issued by financial institutions, such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue these securities).

Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities.

Real Estate Mortgage Investment Conduits are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code and invest in mortgages principally secured by interests in real property and other investments permitted by the Internal Revenue Code.

Stripped Mortgage Securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive the entire principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments and prepayments on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa, and could even lose its investment entirely. Although Stripped Mortgage Securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. Consequently, established trading markets have not yet developed for certain Stripped Mortgage Securities. Investments in Stripped Mortgage Securities for which there is no established market are considered illiquid and together with other illiquid securities will not exceed 15% of a Fund's net assets.

Other Asset-Backed Securities (unrelated to mortgage loans) have been offered to investors, such as Certificates for Automobile Receivables-SM ("CARS-SM") and interests in pools of credit card receivables. CARS-SM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. CARS-SM will be deemed to be illiquid securities and subject to the limitation on investments in illiquid securities. Certificates representing pools of credit card receivables have similar characteristics to CARS-SM although the underlying loans are unsecured.

As new types of mortgage-related securities and other asset-backed securities are developed and offered to investors, the adviser and/or Sub-adviser may consider investments in such securities, provided they conform with the Fund's investment objectives, policies and quality-of-investment standards, and are subject to the review and approval of the Trust's Board of Trustees.

The Funds may invest only in mortgage-related or other asset-backed securities either (i) issued by U.S. government sponsored corporations or (ii) having a rating of Baa3 or higher by Moody's or BBB-or better by S&P, an equivalent rating by another NRSRO, or, if not rated by an NRSRO, have been determined to be of equivalent investment quality by the Adviser and/or Sub-Adviser. The Adviser and/or Sub-Adviser will monitor the ratings of securities held by a Fund and the creditworthiness of their issuers. An investment-grade rating will not protect the Fund from loss due to changes in market interest rate levels or other particular financial market changes that affect the value of, or return due on, an investment.

In the case of privately-issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries.

Municipal Securities. Municipal securities are issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and by their political subdivisions, agencies, and instrumentalities. The interest on these obligations is generally not includable in gross income of most investors for federal income tax purposes. Issuers of municipal obligations do not usually seek assurances from governmental taxing authorities with respect to the tax-free nature of the interest payable on such obligations. Rather, issuers seek opinions of bond counsel as to such tax status.

The National Municipal Fund may invests in all kinds of municipal securities, including without limitation municipal notes, municipal bonds, private activity bonds and variable rate demand instruments. Municipal securities are issued to obtain funds for various public purposes, including the construction of a variety of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of industrial revenue bonds are, or have been under prior tax law, issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal.

The National Municipal Fund restricts its investments to investment grade municipal securities, those within or of a quality comparable to the four highest rating classifications of Moody's or S&P. Municipal bonds and notes would have, at the date of purchase by the Fund, Moody's ratings of MIG 1 or MIG2; or S&P's ratings of SP-1, or SP-2; respectively. See Appendix A for a description of these ratings.

Securities ratings are the opinions of the rating agencies issuing them and are not absolute standards of quality. Because of the cost of ratings, certain issuers do not obtain a rating for each issue. The Fund may purchase unrated municipal securities which the Adviser and/or Sub-Adviser determine to have a credit quality comparable to that required for investment by the Fund.

Because the National Municipal Fund invests in investment grade municipal securities, the income earned on shares of the fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Although the Fund's quality standards are designed to minimize the credit risk of investing in the fund, that risk cannot be entirely eliminated.

Municipal Notes. Municipal notes generally are used to provide short-term capital funding for municipal issuers and generally have maturities of one year or less. Municipal notes of municipal issuers include tax anticipation notes, revenue anticipation notes, bond anticipation notes, and construction loan notes:

Tax Anticipation Notes are issued to raise working capital on a short-term basis. Generally, these notes are issued in anticipation of various seasonal tax revenues being paid to the issuer, such as property, income, sales, use and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes are issued in anticipation of the receipt of non-tax revenue, such as federal revenues or grants.

Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, long-term bonds are issued to provide for the repayment of these notes.

Construction Loan Notes are issued to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association ("Fannie Mae") or the Government National Mortgage Association ("Ginnie Mae").

Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

General Obligation Bonds are issued by states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Common Stock. The Funds may invest in common stock and other equity securities. Stocks represent shares of ownership in a company. The Funds may hold common stock received upon the conversion of convertible securities. In connection with its investments in corporate debt securities, or restructuring of investments it owned, the Funds may receive warrants or other non-income producing equity securities.

From time to time, the Fixed Income Fund may hold common stock sold in units with, or attached to, debt securities purchased by the Fund. The Fixed Income Fund also may hold common stock received upon the conversion of convertible securities. In connection with its investments in corporate debt securities, or restructuring of investments it owned, Fixed Income Fund may receive warrants or other non-income producing equity securities. The Fixed Income Fund may retain such securities until the Adviser or Sub-Adviser determines it is appropriate in light of current market conditions for the Fund to dispose of such securities.

Foreign Securities. The Funds may purchase stock of foreign-based companies, including securities denominated in foreign currencies and issues of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") representing shares of foreign companies. The Funds may invest in foreign stock index futures, options on index futures and options on foreign stock indexes. The Sub-Adviser may engage in foreign currency in specific countries based on the Sub-Adviser’s outlook for the currencies being considered. Hedging may be undertaken through the purchase of currency futures or otherwise. Cross currency hedging against price movements caused by exchange rate fluctuations is permitted by entering into forward foreign currency contracts between currencies other than the U.S. dollar. The Funds’ success in these transactions will depend principally on the ability of the Adviser and/or Sub-Adviser to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Depository Receipts. Global Depository Receipts ("GDRs") are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. American Depository Receipts ("ADRs") are negotiable receipts issued by a United States bank or trust to evidence ownership of securities in a foreign company which have been deposited with such bank or trust's office or agent in a foreign country. Investing in GDRs and ADRs presents risks not present to the same degree as investing in domestic securities even though the Funds will purchase, sell and be paid dividends on GDRs and ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. The Funds may be required to pay foreign withholding or other taxes on certain of its GDRs or ADRs, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See "Taxes - Mutual Funds." Unsponsored GDRs and ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored GDRs and ADRs may be less liquid than sponsored GDRs and ADRs. Additionally, there generally is less publicly available information with respect to unsponsored GDRs and ADRs.

Real Estate Securities. The Funds may invest in the equity securities of publicly traded and private Real Estate Investment Trusts ("REITs"). A REIT is an entity that concentrates its assets in investments related to equity real estate and/or interests in mortgages on real estate. The shares of publicly traded REITs are traded on a national securities exchange or in the OTC market. Shares of private REITs are not publicly traded, and will be treated as illiquid securities. The Fund will limit its investments in illiquid securities, including private REITs, to 15% of its net assets.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Global Real Estate Securities Fund’s investments in REITs will consist of securities issued by equity REITs.

The Global Real Estate Securities Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in these securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, increases in interest rates, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants.

Rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and such prepayment may diminish the yield on securities issued by such mortgage REITs. In addition, mortgage REITs may be affected by the borrowers' ability to repay when due the debt extended by the REIT, and equity REITs may be affected by the tenants' ability to pay rent.

The Global Real Estate Securities Fund may invest without limit in equity securities of non-U.S. real estate companies, or sponsored and unsponsored depositary receipts for such securities.

Other Investment Strategy and Risk Considerations

Diversification. Each Fund, except for the Global Real Estate Securities Fund, is a diversified management investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). A "diversified management investment company" means a management investment company that meets the following requirements: At least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. The Global Real Estate Securities Fund is non-diversified and is not subject to the foregoing requirements.

Preferred Stock. Each Fund may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment that the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

The Funds may invest in convertible preferred stocks that offer enhanced yield features, such as PERCS (Preferred Equity Redemption Cumulative Stock). PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit that is usually expressed in terms of a stated price. A Fund also may invest in other classes of enhanced convertible securities, such as ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). These securities are company-issued convertible preferred stock. Unlike PERCS, they do not have a capital appreciation limit. They are designed to provide the investor with high current income with some prospect of future capital appreciation, issued with three- or four-year maturities, and typically have some built-in call protection. Investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity. Upon maturity they will convert mandatorily into either cash or a specified number of shares of common stock.

Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

The Fixed Income Fund may invest in so-called “synthetic convertible securities,” which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option. The “market value” of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Variable And Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fixed Income Fund may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

The Fixed Income Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Variable Rate Demand Instruments. The National Municipal Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. A bank that issues a repurchase commitment may receive a fee from the fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Adviser and/or Sub-Adviser may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria of the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the Fund.

The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

The maturity of the variable rate demand instruments held by a tax exempt fund will ordinarily be deemed to be the longer of (1) the notice period required before the fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

Zero Coupon Debt Securities. The Fixed Income Fund may invest in zero coupon securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily net asset value, a Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. The amount of the discount on a zero coupon bond (other than a zero coupon Municipal Security) acquired by a Fund from its issuer must be included in the Fund's income during the period when the Fund holds the bond, even though the Fund does not receive payments of interest on the bond. In order to qualify for favorable federal income tax treatment, a Fund may have to increase its distributions to shareholders to reflect the amount of the discount that the Fund includes in its income, and may be required to borrow to meet its distribution requirements.

Shares of Investment Companies. Each Fund may invest some portion of its assets in shares of other registered and unregistered investment companies, including exchange-traded funds to the extent that they may facilitate achieving the investment objectives of the Funds or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund and its affiliates may not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. A Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Adviser and/or Sub-Adviser will consider such fees in determining whether to invest in other mutual funds. The return on a Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies.

As an exception to the above, a Fund has the authority to invest all of its assets in the securities of a single investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. A Fund will notify its shareholders prior to initiating such an arrangement.

Exchange-Traded Funds. Each Fund may invest in shares of exchange-traded funds (collectively, “ETFs”), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq 100 Shares”), World Equity Benchmark Series (“WEBS”) and iShares exchange-traded funds (“iShares”), such as iShares Russell 2000 Growth Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Warrants or Rights. Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase other securities of the issuer at a later date. It is the present intention of each Fund to limit its investments in warrants or rights, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Warrants or rights acquired by the Funds in units or attached to securities will be deemed to be without value for purposes of this restriction.

Money Market Instruments. The Funds may invest in any of the following money market instruments: certificates of deposit, time deposits, commercial paper, bankers' acceptances; U.S. government and agency securities; money market mutual funds; and other debt securities which are not specifically named but which meet the Funds' quality guidelines. The Funds also may enter into repurchase agreements as described below and may purchase variable and floating rate debt securities.

At the time of purchase, short-term securities will be rated P-1 by Moody’s or A-1 by S&P, or, if not rated by an NRSRO, must be determined to be of comparable quality by the Adviser and/or Sub-Adviser, using guidelines approved by the Board of Trustees. See Appendix A for a description of rating categories.

U.S. Government Securities. Each Fund may invest in U.S. government securities, which are securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States. Some U.S. government securities, such as Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates, are supported by the full faith and credit of the United States; those of the Federal Home Loan Mortgage Corporation ("FHLMC") are supported by the right of the issuer to borrow from the Treasury; those of the Federal National Mortgage Association ("FNMA") are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and those of the Student Loan Marketing Association are supported only by the credit of the instrumentality. The U.S. government is not obligated by law to provide future financial support to the U.S. government agencies or instrumentalities named above.

Repurchase Agreements. As part of its cash reserve position, each Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer, or a bank that is a member of the Federal Reserve System. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest at a later date, generally for a period of less than one week. The seller must maintain with the Fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by the Adviser and/or Sub-Adviser. The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements. Repurchase Agreements may be viewed as loans made by the Fund. A Fund will only enter into repurchase agreements with domestic commercial banks or registered broker-dealers. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (i) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible subnormal levels of income and lack of access to income during this period; and (iii) expenses of enforcing the Fund's rights.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by a Fund may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers.

INVESTMENT TECHNIQUES

Borrowing. Each Fund may borrow from banks an amount not exceeding 30% of the value of its total assets for temporary or emergency purposes and may enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

Lending of Portfolio Securities. Each Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors in an amount not exceeding 33 1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. Each Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan.  However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction.   Each Fund will retain the right to call, upon notice, the loaned securities and intends to call loaned voting securities in anticipation of any important or material matters to be voted on by shareholders. The risks in lending securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Adviser and/or Sub-Adviser to be of good standing and will not be made unless, in the judgment of the Adviser and/or Sub-Adviser, the consideration to be earned from such loans would justify the associated risk.

Temporary Defensive Posture. Whenever, in the judgment of the Adviser and/or Sub-Adviser, market or economic conditions warrant, each Fund may, for temporary defensive purposes, invest without limitation in cash-equivalent instruments or in investment grade securities with remaining maturities of one year or less. During times that the Funds are investing defensively, the Funds will not be able to pursue their stated investment objective.

Portfolio Turnover. Each Fund may trade in securities for short-term gain whenever deemed advisable by the Adviser and/or Sub-Adviser in order to take advantage of anomalies occurring in general market, economic or political conditions. As a result, each Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of each Fund will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Funds will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.

Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in all forms of "illiquid securities." An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund.

"Restricted" securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"), but can be offered and sold to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. Additionally, the Adviser and the Funds believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser or Sub-Adviser to be liquid in accordance with standards established by the Investment Company's Board of Trustees. Under these standards, the Adviser or Sub-Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) any dealer undertaking to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The Board, however, will retain sufficient oversight and will be ultimately responsible for the determinations.

It is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Reverse Repurchase Agreements And Leverage. The Funds may enter into reverse repurchase agreements which involve the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. The Fund involved will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by a Fund; accordingly, each Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, a Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Funds intend to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Short-Selling. In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. A Fund may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. To complete a short-sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. A Fund also may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale. A Fund may not make a short sale that results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

Until a Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Swap Agreements. The Funds may enter into interest rate, credit, index, and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which, a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high-grade debt obligations, to avoid any potential leveraging of the Fund's portfolio.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's or the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements will be considered to be illiquid and a Fund's obligations under such agreements, together with other illiquid assets and securities, will not exceed 15% of the Fund's net assets. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser or Sub-Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under a Fund's repurchase agreement guidelines. A Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities or other liquid securities to avoid any potential leveraging of the Fund's portfolio. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying the Funds' investment policies and restrictions (as stated in the prospectus and this SAI) swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Structured Notes and Other Hybrid Instruments. Structured notes are derivative debt securities or other securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions.

A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Fund.

When-Issued, Delayed Delivery And Forward Commitment Securities. The Funds may purchase or sell securities on a forward commitment (including “TBA” (to be announced)), when-issued or delayed-delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. A Fund would engage in forward commitments to increase its portfolio’s financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund’s exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Writing Covered Call Options. The Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Funds. The purpose of writing covered call options is to generate additional premium income for the Funds. This premium income will serve to enhance the Funds' total returns and will reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities and currencies which, in the opinion of the Adviser and/or Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds. The aggregate value of the securities underlying call options, as of the date of the sale of options, will not exceed 5% of the Fund's net assets.

A call option gives the holder (the writer) the "right to purchase" a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer, through whom such option was sold, requiring the writer to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that each Fund will only write a call option on a security, index, or currency which that Fund already, effectively, owns or has the right to acquire without additional cost (or, if additional cash consideration is required, liquid assets in such amount are segregated on the Fund's records).

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which no Fund will do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely limits the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund involved has written expires, that Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund involved will realize a gain or loss from the sale of the underlying security or currency. The Fund will identify assets for the purpose of segregation to cover the call. No Fund will consider a security or currency covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium a Fund receives from writing a call option reflects, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser or Sub-Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in that Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sales price at the time at which the net asset value per share of that Fund is computed (close of the regular trading session of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund involved will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to bear market risk with respect to the security or currency. The Fund involved will pay transaction costs in connection with the purchasing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund involved.

Writing Covered Put Options. The Funds may write covered put options. With a put option, the purchaser of the option has the right to sell, and the writer may have the obligation to buy, the underlying security or currency at the exercise price during the option period. So long as the writer is short the put options, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Funds may write put options only on a covered basis, which means that a Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser or Sub-Adviser wishes to purchase the underlying security or currency for that Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since a Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Additionally, the Funds may simultaneously write a put option and purchase a call option with the same strike price and expiration date.

Purchasing Put Options. The Funds may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. Such Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

The Funds may purchase a put option on an underlying security or currency (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser or Sub-Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The Funds may also purchase put options at a time when a Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund involved will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

A Fund will commit no more than 5% of its net assets to premiums when purchasing put options. The premium paid by such Fund when purchasing a put option will be recorded as an asset in that Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which that Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options. The Funds may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. Each Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. A Fund may also purchase call options in order to acquire or obtain exposure to the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to such Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund involved is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of such Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Fund, an increase in the market price could result in the exercise of the call option written by that Fund and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written. Additionally, a Fund may simultaneously write a put option and purchase a call option with the same strike price and expiration date.

Description Of Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.

Although futures contracts typically require future delivery of and payment for financial instruments or currencies, the futures contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund involved realizes a gain; if it is more, that Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund involved realizes a gain; if it is less, that Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction that Fund will continue to be required to maintain the margin deposits on the Contract.

As an example of an offsetting transaction in which the financial instrument or currency is not delivered, the contractual obligations arising from the sale of one Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the Contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund involved.

The Funds may enter into interest rate, S&P Index (or other major market index), or currency futures contracts to obtain market exposure, increase liquidity, hedge dividend accruals and as a hedge against changes in prevailing levels of stock values, interest rates, or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in currency exchange rates, purchases of such futures as an offset against the effect of expected declines in currency exchange rates, and purchases of futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or futures contracts, a Fund will segregate cash and liquid securities to cover any related liability.

The Funds will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission. Futures are also traded in various overseas markets.

Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to currency exchange rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

A Fund will not enter into a futures contract unless, as a result thereof, either (1) less than 5% of the Fund's total assets (taken at market value at the time of entering that contract) would be committed to "margin" (down payment) on such futures contract or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of that Fund's portfolio.

A Stock Index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the Stock Index at purchase and at the close of the last trading day of the contract. In order to close long positions in the Stock Index contracts prior to their settlement date, the Fund will enter into offsetting sales of Stock Index contracts.

Using Stock Index contracts in anticipation of market transactions involves certain risks. Although a Fund may intend to purchase or sell Stock Index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of Stock Index contracts may not correlate perfectly with the movement in the Stock Index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the Stock Index and movements in the price of Stock Index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction.

Futures Contracts Generally. Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, such as the Funds, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, securities prices, or currency exchange rates.
A public market exists in futures contracts covering foreign financial instruments such as the U.K. Pound and Japanese Yen, among others. Additional futures contracts may be established from time to time as various exchanges and existing futures contract markets may be terminated or altered as to their terms or methods of operation.

A Fund's futures transactions will be entered into for hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities or currencies that such Fund owns, or futures contracts will be purchased to protect that Fund against an increase in the price of securities or currencies it has a fixed commitment to purchase. A Fund may also use futures to obtain market exposure, increase liquidity and hedge dividend accruals.

"Margin" with respect to futures and futures contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate futures trading and to maintain a Fund's open positions in futures contracts. A margin deposit ("initial margin") is intended to assure such Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded, and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the futures contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to that Fund. In computing daily net asset values, that Fund will mark to market the current value of its open futures contracts. The Fund involved will earn interest income on its margin deposits. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of futures contracts and of the securities or currencies being hedged can be only an approximation. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, trading of futures contracts involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that such Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund involved segregates and commits to back the futures contract with liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Most futures exchanges in the United States limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Interest Rate and/or Currency Futures Contracts. Options on Futures Contracts are similar to options on fixed income or equity securities or options on currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, the Funds may purchase call and put options on the underlying securities or currencies. Such options would be used in a manner identical to the use of options on Futures Contracts. To reduce or eliminate the leverage then employed by a Fund or to reduce or eliminate the hedge position then currently held by that Fund, the Fund involved may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

Forward Currency and Options Transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Funds may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund typically engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might purchase a currency forward to "lock in" the dollar price of securities denominated in that currency which it anticipated purchasing. To avoid leverage in connection with forward currency transactions, a Fund will set aside with its custodian, cash, cash equivalents or liquid securities, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts, in an amount equal to open positions in forwards used for non -hedging purposes.

A put option gives a Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put.

If the value of the currency instead should rise against the dollar, any gain to a Fund would be reduced by the premium paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter (OTC). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds will not purchase an OTC option unless they believe that daily valuation for such option is readily obtainable.

Risk Factors and Special Considerations For International Investing. Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments.

There may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if a Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The risks of foreign investing are of greater concern in the case of investments in emerging markets which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The value of a Fund's portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Funds will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Adviser and/or Sub-Adviser to be fully exchangeable into U.S. dollars without legal restriction. The Funds may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depository bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which the Funds may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor's right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, the Funds may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

A Fund's interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Funds of investing in any country imposing such taxes. For United States federal income tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Funds.

Segregated Asset Disclosure. Each transaction that involves the possible creation of a senior security will be covered with a segregated account. Or alternatively to maintaining a segregated account with the custodian, a Fund may earmark liquid assets on its records for segregated asset purposes. Securities held in a segregated account or earmarked cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund’s assets could affect its portfolio management.

Reduction In Bond Rating. The Funds may invest in debt securities rated below BBB or Baa, by S&P and Moody's, respectively, but not lower than B by either (or the equivalent ratings by another NRSRO). In the event that the rating for any security held by the Funds drops below the minimum acceptable rating applicable to that Fund, the Fund's Adviser and/or Sub-Adviser will determine whether the Fund should continue to hold such an obligation in its portfolio. Bonds rated below BBB or Baa, or equivalents thereof, are commonly known as "junk bonds." These bonds are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are higher rated bonds. The market values of junk bonds tend to reflect short-term corporate, economic, and market developments and investor perceptions of the issuer's credit quality to a greater extent than higher rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, junk bonds. See Appendix A for a complete description of the bond ratings.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in its prospectus. With respect to each Fund, the policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of that Fund (which is defined in the 1940 Act to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). These restrictions provide that no Fund may:

1.
Issue senior securities, ("senior security" means any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies and not exceed one-third of its total assets (including the amount borrowed). For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

2.
Borrow money, except (i) in amounts not to exceed one third of the value of the fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing;

3.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

4.
With the exception of the real estate industry for the Global Real Estate Securities Fund, invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than U.S. Government securities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Funds may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, real estate mortgage loans or interests therein and may purchase, hold and sell real estate acquired as a result of ownership of securities or other instruments);

6.
Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s total assets; or

7.	Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts.

The Funds observe the following restrictions; however they are not fundamental policies and may be changed without shareholder vote:

The Funds may not:

1.	Invest in the securities of other investment companies except as permitted by the 1940 Act; or

2.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity; or

3.	Purchase the securities of any company for the purpose of exercising management or control (but this restriction shall not restrict the voting of any proxy).

4.	Make additional investments while its outstanding borrowings exceed 5% of the current value of the Fund’s total assets, except for the Fixed Income Fund.

Except with respect to borrowing and investments in illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Concentration
The National Municipal Fund will concentrate its investment in municipal securities. Although governmental issuers of municipal securities are not considered part of any "industry," municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be issued by such nongovernmental users (e.g., industrial development bonds) and constitute an "industry." Thus, the fund does not expect that more than 25% of their assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry (e.g., industrial development bonds for health care facilities) and in taxable obligations of issuers in the same industry. However, it is possible that the fund may invest more than 25% of its assets in a broader sector of the market for municipal securities.

Determining the issuer of a tax-exempt security will be based upon the source of assets and revenues committed to meeting interest and principal payments of each security. A security guaranteed or otherwise backed by full faith and credit of a governmental entity would generally be considered to represent a separate security issued by such guaranteeing entity and by the primary obligor. However, a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the fund is less than 10% of the value of the total assets of the fund. Securities backed only by the assets and revenues of nongovernmental users will be deemed to be issued by such nongovernmental users.

The Global Real Estate Securities Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in companies engaged in the real estate industry, including, real estate investment trusts ("REITs"). As a result, an economic, political or other change affecting one REIT also may affect other REITs. This could increase market risk and the potential for fluctuations in the net asset value of the Fund's shares.

PORTFOLIO HOLDINGS DISCLOSURE
The Board of Trustees has adopted policies and procedures relating to disclosure of a fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders.

Generally, the Adviser will make a fund's portfolio information available to the public on a quarterly basis with an appropriate delay based upon the nature of the information disclosed. The Adviser will publish a fund's full portfolio holdings not earlier than thirty (30) days after the end of each quarter. Such information shall be made available on the Trust's website (www.xxxx.com) and may be sent to rating agencies, reporting/news services and financial intermediaries after posting, upon request.

The Trust's _______________ Officer, or in his/her absence, an authorized designee, is authorized to approve the disclosure of a fund's full portfolio holdings or other information prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree to limit the use of that information: (i) pursuant to a confidentiality agreement, (ii) for a legitimate business purpose which does not conflict with the interests of a fund's shareholders, (iii) only for such authorized purpose, and (iv) not to trade on such information. The Trust's ___________ Officer or designee will make a determination before entering into any agreement with a third party that such arrangement will not be detrimental to the interests of the fund's shareholders.

As of the date of this statement of additional information, the Adviser has no such arrangements.

Except as described above, a Fund does not provide or permit others to provide information about the Funds’ portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to a Fund's service providers who generally need access to such information in the performance of their contractual duties and responsibilities. These service providers include the Adviser, Sub-Adviser, the Trust's custodian, fund accounting agent, Distributor, auditors or counsel to the fund and its service providers, as well as internal audit personnel of affiliates of the Adviser, and are subject to duties of confidentiality imposed by law and/or contract. Neither the Adviser nor any Funds receive any compensation or other consideration from these arrangements for the release of the funds' portfolio holdings information.

The Board of Trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust's Chief Compliance Officer to provide reports, at least annually, on its implementation and also requires that the Trust's Chief Compliance Officer monitor compliance with the policy.

TRUSTEES AND OFFICERS
The overall management of the business and affairs of the Trust is vested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund’s investment objective, strategies, and policies and to general supervision by the Board.

The trustees and officers of the Trust, their year of birth and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Year of Birth	Position with the Trust	Term of office and length of time served (1)	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship Held by Trustee
“Non-Interested” Trustees
9
9
9
“Interested” Trustee and Officers
Al Steele (2) (born )	Trustee and President			9
	Treasurer				N/A
	Secretary				N/A

(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
(2) Mr. Steele is an “interested person” of the Trust by virtue of his position with the Adviser.

The Board of Trustees has established three standing committees: The Audit Committee, the Nominating Committee, and the Qualified Legal Compliance Committee.

The Audit Committee is comprised of all of the “Non-Interested” Trustees. It does not include any Interested Trustees. The Audit Committee meets at least once per year with respect to the Fund. The function of the Audit Committee is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee will consider nominees properly recommended by a Fund’s shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Trust’s Secretary. The “Non-Interested” Trustees comprise the Nominating Committee.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules of the Code of Federal Regulations regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer. The QLCC meets as needed.

Each “Non-Interested” Trustee receives $xxxx for each Board of Trustees meeting attended and the independent Chairperson receives $xxxx for each meeting attended. The “Non-Interested” Trustees receive $1,000 for telephonic meetings attended at the direction of the independent Chairperson. The Audit Committee Chair receives an additional $xxx for each Audit Committee meeting. The Trust has no pension or retirement plan. The “interested” Trustee and officers serve without compensation from the Trust.

Name of Person	Aggregate compensation from the Trust	Pension or retirement benefits accrued as part of fund expenses	Estimated annual benefits upon retirement	Total compensation from the Trust paid to Trustees

Fund Shares Beneficially Owned by Trustees. As of the date of this SAI,, no Trustees, including the Independent Trustees, beneficially owned shares of the Funds.

Name of Trustee	Dollar Range of Equity Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
xxxxxxxxxx, Independent Trustee	None	None
xxxxxxxxxx, Independent Trustee	None	None
xxxxxxx, Interested Trustee	None	None

Control Persons, Principal Shareholders, and Management Ownership
A principal holder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of the date of this SAI, the Fund is under the control of _____________________, an affiliate of the Adviser, who had voting authority with respect to 100% of the outstanding shares in the Funds on such date. However, once the Fund commences investment operations and its shares are sold to the public, _____________' control will be diluted. Furthermore, neither the Trustees who are not “ interested persons” of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor or any affiliate of the Adviser or Distributor. Accordingly, neither the Trustees who are not” interested persons” of the Fund nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.

As of the date of this SAI, the officers and Trustees of the Trust, as a group, own beneficially or of record [less than 1%] xx% of shares of the Fund.

PROXY VOTING POLICIES AND PROCEDURES
The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Advisers, responsibility for voting any proxies relating to portfolio securities held by the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by the Funds, the Adviser and the Sub-Advisers on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B. The Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filings are available (i) without charge, upon request, by calling the Funds’ toll-free at (xxx) xxx-xxxx and (ii) on the SEC’s website (http://www.sec.gov).

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Sub-Advisers

Bellatore Financial, Inc., a Delaware Corporation and a registered investment adviser, with its principal office located at 333 San Carlos Street, Suite 1200, San Jose, CA 95110 is the investment adviser to the Funds. The Adviser is wholly owned by Bellatore, LLC. Bellatore, LLC is a financial services company controlled by Bella Fund Holdings, Inc., and Baldwin Enterprises, Inc. Albert G. Steele, a Trustee and President of the Trust, is the President and Chief Executive Officer of the Adviser and President of Bellatore, LLC and Bella Fund Holdings, Inc.

The Adviser furnishes a continuous investment program for the Funds’ portfolio, and has overall responsibility for directing the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations, subject to the general supervision of the Board of Trustees. The Adviser also provides administration services under an Administrative Services Agreement.

The Adviser has hired investment management firms (referred to as "Sub-Advisers") to manage the portfolios of each Fund. In the future, the Adviser may propose to the Trust that different or additional Sub-Adviser(s) be engaged to provide investment advisory or portfolio management services to a Fund. Prior to such engagement, any agreement with a Sub-Adviser must be approved by the Board of Trustees and, if required by law, by the shareholders of the Fund. The Adviser also is responsible for supervising and monitoring each Sub-Adviser.

The Adviser, in addition to providing investment management services, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical, and bookkeeping functions of the Trust, provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the offices of the Trust.

Each Fund will pay all of its own expenses not assumed by the Adviser, including, but not limited to, the following: custodian, stock transfer, and dividend disbursing fees and expenses; taxes and insurance; expenses of the issuance and redemption of shares of the Fund (including registration or qualification fees and expenses); legal and auditing expenses; and the costs of stationery and forms prepared exclusively for the Fund.

Each Fund will bear all expenses relating to interest, brokerage commissions, other transaction charges relative to investing activities of the Fund, and extraordinary expenses (including for example, litigation expenses, if any).

The allocation of general expenses among the Funds is made on a basis that the Trustees deem fair and equitable, which may be based on the relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

To the extent management fees are waived and/or other expenses are reimbursed by the Adviser, a Fund may reimburse the Adviser for any reductions in the Fund's expenses during the three years following that reduction if such reimbursement is requested by the Adviser, if such reimbursement can be achieved within the foregoing expense limit, and if the Board of Trustees approves the reimbursement at the time of the request as not inconsistent with the best interest of the Fund.

The Advisory Agreement remains in effect for an initial two year period from its effective date and may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund, and (ii) the vote of a majority of Trustees who are not parties to the respective Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that either party thereto has the right with respect to the respective Fund to terminate it without penalty upon sixty (60) days' written notice to the other party, and that the Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The Administration Agreement also provides for the payment of an administrative fee to the Adviser at an annual rate of 0.xx% of average net assets.

The Funds' Board of Trustees has approved an Operating Expense Agreement which contractually obligates the Adviser to limit the expenses of the funds (as a percentage of average net assets) for a period of five years as follows:

Fund	Expense Limit
Fixed Income Fund	x.xx%
National Municipal Fund	x.xx%
U.S. Equity Fund	x.xx%
U.S. Large Value Fund	x.xx%
U.S. Small Company Fund	x.xx%
International Equity Fund	x.xx%
International Large Value Fund	x.xx%
International Small Company Fund	x.xx%
Global Real Estate Securities Fund	x.xx%

In determining whether to approve the Advisory Agreements, the Board of Trustees evaluates information provided by the Adviser, and where applicable, Sub-Advisers, in accordance with Section 15(c) of the 1940 Act. At its Board of Trustees meeting in March xx, 2008, the Board considered a number of factors in reviewing and recommending approval of the Advisory Agreements, including the nature and quality of services provided to the Funds, fees and expenses borne by the Funds, and the financial results of the Adviser.

The Trust and the Adviser have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or employees of the Adviser to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the funds. The Code of Ethics includes some broad prohibitions against fraudulent conduct, and also includes specific rules, restrictions, and reporting obligations with respect to personal securities transactions of the Adviser's employees. Generally, each employee is required to obtain prior approval of the Adviser's compliance officer in order to purchase or sell a security for the employee's own account. Purchases or sales of securities which are not eligible for purchase or sale by the Fund or any other client of the Adviser are exempted from the prior approval requirement, as are certain other transactions which the Adviser believes present no potential conflict of interest. The Adviser's employees are also required to file with the Adviser quarterly reports of their personal securities transactions.

The Sub-Advisers
The Advisory Agreement authorize the Adviser, at its option and at its sole expense, to appoint a Sub-Adviser, which may assume all or a portion of the responsibilities and obligations of the Adviser pursuant to the Advisory Agreement as shall be delegated to the Sub-Adviser. Any appointment of a Sub-Adviser and assumption of responsibilities and obligations of the Adviser by such Sub-Adviser is subject to approval by the Board of Trustees and, as required by law, the shareholders of the affected Fund.

Pursuant to this authority, the following table summarizes the Sub-Advisers:
Fund	Sub-Adviser(s)
Fixed Income Fund	Mellon Capital Management
National Municipal Fund	Standish Mellon Asset Management Company LLC
U.S. Equity Fund	Analytic Investors, LLC.
U.S. Large Value Fund	Analytic Investors, LLC.
U.S. Small Company Fund	Analytic Investors, LLC.
International Equity Fund	Mellon Capital Management
International Large Value Fund	Mellon Capital Management
International Small Company Fund	Mellon Capital Management
Global Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.

Mellon Capital Management Corporation (“MCM”) is located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. MCM is a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Standish Mellon Asset Management Company LLC (“Standish Mellon”) is located at One Boston Place, Boston, MA 02108-4408. Standish Mellon is an affiliate of MCM and a wholly owned subsidiary of BNY Mellon.

Analytic Investors, LLC (“Analytic”) is located at 555 W. Fifth St., 50th Floor, Los Angeles, CA 90013. Analytic was founded in 1970 and is a subsidiary of Old Mutual, plc, a publicly-traded, diversified financial services firm based in London.

Cohen & Steers Capital Management, Inc., (“Cohen & Steers”) is located at 280 Park Avenue, 10th Floor, New York, NY 10017. Cohen & Steers is a wholly-owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

The current portfolio management agreements between the Adviser and the above-named Sub-Advisers (the "Portfolio Management Agreements") provide that the Sub-Advisers agree to manage the investment of the Fund's assets, subject to the applicable provisions of the Trust’s Agreement and Declaration of Trust, Bylaws and current registration statement (including, but not limited to, the investment objectives, policies, and restrictions delineated in the Funds' current Prospectus and Statement of Additional Information), as interpreted from time to time by the Board of Trustees. At a meeting in March xx, 2008, the Board considered the approval of Portfolio Management Agreements with Sub-Advisers to the Funds. At this meeting, the Board received in-person presentations and considered materials from the proposed Sub-Advisers.

Each Sub-Adviser has adopted a Code of Ethics as required under the 1940 Act, which has been approved by the Board of Trustees of the Funds. Similar to the Adviser, their Code of Ethics may permit trustees, directors, officers or employees to buy or sell securities for their own accounts, which may be purchased or held by the Funds.

For their services under the Portfolio Management Agreements, the Adviser (not the Funds) has agreed to pay the Sub-Advisers an annual fee equal to the percentages set forth below of the value of the applicable Fund's average net assets allocated to the Sub-Adviser, payable monthly:

Fixed Income Fund	xx% to ______________
National Municipal Fund	xx% to ______________
U.S. Equity Fund	xx% to ______________
U.S. Large Value Fund	xx% to ______________
U.S. Small Company Fund	xx% to ______________
International Equity Fund	xx% to ______________
International Large Value Fund	xx% to ______________
International Small Company Fund	xx% to ______________
Global Real Estate Securities Fund	xx% to ______________

The Portfolio Management Agreement for each Fund continues in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Agreement or interested persons of the Adviser or the Sub-Adviser or the Trust. Each Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting shares of the Fund, or by the Sub-Adviser or the Adviser, upon xx days' written notice to the other party. Additionally, each Agreement automatically terminates in the event of its assignment.

PORTFOLIO MANAGERS
The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Funds for which they serve. Each portfolio manager or team member is referred to as a portfolio manager below. The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another. Each firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed by Portfolio Managers
The table below identifies, for each portfolio manager of each Fund, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate and have been rounded.

Fixed Income Fund (Information as of June 19, 2008)

David C. Kwan, CFA (Mellon Capital Management)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	11	$1,492 M	1	$13 M
Other pooled investment vehicles	12	$10,313 M	7	$413 M
Other advisory accounts	19	$3,752 M	12	$1,974 M

National Municipal Fund (Information as of August 15, 2008)

Thomas Casey (Standish Mellon)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	35	$1,185 M	0	$0

U.S. Equity Fund, U.S. Large Value Fund and U.S. Small Company Fund (Information as of June 4, 2008)

Dennis Bein (Analytic Investors)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	17	$4,186 M	0	$0
Other pooled investment vehicles	24	$2,380 M	15	$1,626 M
Other advisory accounts	36	$3,9220 M	13	$1,183 M

Harindra de Silva (Analytic Investors)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	18	$4,338 M	0	$0
Other pooled investment vehicles	24	$2,198 M	16	$1,423 M
Other advisory accounts	35	$4,799 M	14	$1,983 M

Steven Sapra (Analytic Investors)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	12	$3,721 M	0	$0
Other pooled investment vehicles	14	$1,491 M	8	$876 M
Other advisory accounts	31	$3,465 M	8	$726 M

International Equity Fund, International Large Value Fund and International Small Company Fund
(Information as of June 19, 2008)

Karen Q. Wong, CFA (Mellon Capital Management)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	134	$31,134 M	0	$0
Other pooled investment vehicles	35	$50,686 M	0	$0
Other advisory accounts	100	$39,506 M	0	$0

Global Real Estate Securities Fund (Information as of June 23, 2008)

Joseph Harvey (Cohen & Steers)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	20	$16,852 M	0	$0
Other pooled investment vehicles	23	$5,602 M	0	$0
Other advisory accounts	52	$4,152 M	0	$0

Scott Crowe (Cohen & Steers)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	3	$920 M	0	$0
Other pooled investment vehicles	13	$4,872 M	0	$0
Other advisory accounts	18	$920 M	0	$0

Charles McKinley (Cohen & Steers)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	1	$427 M	0	$0
Other pooled investment vehicles	12	$4,582 M	0	$0
Other advisory accounts	9	$538 M	0	$0

Gerios Rovers (Cohen & Steers)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	6	$4,768 M	0	$0
Other pooled investment vehicles	18	$5,084 M	0	$0
Other advisory accounts	25	$1,364 M	0	$0

Derek Cheung, CPA (Cohen & Steers)
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered investment companies	5	$4,593 M	0	$0
Other pooled investment vehicles	14	$4,876 M	0	$0
Other advisory accounts	18	$920 M	0	$0

Material Conflicts Of Interest
Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio managers of each of the following sub-advisers who manage other investment accounts in addition to one or more of the Funds may be presented with the potential conflicts described below.

Mellon Capital Management
Sub-Adviser to Fixed Income Fund, International Equity Fund, International Large Value Fund, and International Small Company Fund

At Mellon Capital, individual portfolio managers may manage multiple accounts for multiple clients. Mellon Capital manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by select corporate officers. Mellon Capital has developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.

Standish Mellon Asset Management Company, LLC
Sub-Adviser to National Municipal Fund

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts: the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. At Standish Mellon, there are no material conflicts which may arise in connection with the portfolio manager’s management of the Fund’s investments and management of the investments of the other accounts.

Analytic Investors, LLC
Sub-Adviser to U.S. Equity Fund, U.S. Large Value Fund, and U.S. Small Company Fund

At Analytic Investors, we do not believe there to be any material conflict that may arise in connection with the portfolio manager’s management of the Fund’s investments and management of the investments of other accounts.

Compensation based on investment strategy performance is not tied to individual account performance, but rather, each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated based on the performance of fees related to a specific account. Though team members are rewarded for beating the benchmark return, the substantial portion of the bonus is earned by meeting or exceeding performance targets. Analytic uses a three-tiered system, assessing the firm’s success, as well as the individual’s success, to calculate bonuses.

Cohen & Steers Capital Management, Inc.
Sub-Adviser to Global Real Estate Securities Fund

At Cohen & Steers, we do not believe there are any material conflict that may arise in connection with the portfolio manager’s management of the Fund’s investments and management of the investments of other accounts.

All employees of Cohen & Steers, Inc. or any of its affiliates (“CNS” or the “Company”) are required to comply with its Code of Ethics which requires that all employees try to avoid actual, potential or perceived conflicts that might interfere or appear to interfere with making decisions in the best interests of clients. It is the policy of Cohen & Steers to identify and mitigate conflicts within and surrounding the business and personal activities of its employees and their families as they may relate to clients, potential clients, service providers, vendors and others. Conflicts can occur in many areas of the business of Cohen & Steers, and some are not immediately evident. Certain inherent conflicts within the investment management business are required by law to be mitigated and closely monitored. The Cohen & Steers Code of Ethics, Inside Information Policies and Procedures and Business Ethics policies as well as its Senior Officer Code of Conduct and various other policies and procedures have been put in place in an attempt to manage conflicts inherent in nearly all investment management businesses.

Despite the many policies and procedures in place at the Company, other conflicts of interest may arise that are not covered or mitigated by any other policy. It is expected that actual, potential or the appearance of conflicts are disclosed to senior management and Legal and Compliance so that an appropriate determination can be made regarding the conflict and to determine what, if any, remedial actions or additional controls should be put in place to mitigate the conflict.

Compensation of Portfolio Managers
The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Funds’ portfolio managers as of xxxx, 2008.

Mellon Capital Management (“MCM”)
Sub-Adviser to Fixed Income Fund, International Equity Fund, International Large Value Fund, and International Small Company Fund

The portfolio manager receives a compensation package that includes a fixed salary, variable bonus, a deferred compensation plan, and a retirement plan benefits. The bonus is based on pre-tax performance and after-tax performance for the associated Funds.

The primary objectives of the Mellon Capital Management compensation plans are to:
s	Motivate and reward continued growth and profitability
s	Attract and retain high-performing individuals critical to the on-going success of MCM
s	Motivate and reward superior business/investment performance
s	Create an ownership mentality for all plan participants

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). Funding for the MCM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall MCM profitability. Therefore, all bonus awards are based initially on MCM’s financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual Incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These target awards are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award (0.5 - 1.5 times target award represents the range of opportunity). Awards are 100% discretionary considering factors including individual performance, team performance, investment performance of the associate portfolio(s) and qualitative behavioral factors. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) investment performance of the accounts relative to the performance of the appropriate peer universe rankings. Other factors considered in determining the award are the asset size and revenue growth-retention of the products managed. Awards are pain in cash on an annual basis.

All key staff of MCM are also eligible to participate in the MCM Long Term Incentive Plan. These positions have a high level of accountability and a large impact of the success of the business due to the position’s scope and overall responsibility. In addition, the incumbents have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual reward, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in MCM’s net income.

Standish Mellon
Sub-Adviser to National Municipal Fund

The portfolio manager receives a compensation package that includes a fixed salary, variable bonus, a deferred compensation plan, and a retirement plan benefits.

Standish Mellon offers competitive compensation opportunities to all portfolio managers. Our goal is to provide a performance-oriented environment with incentive compensation programs that are tied to the profitability and sustained growth of the firm. We provide a disciplined and structured process of reward and evaluation to attract and retain high-performing employees who are critical to Standish’s on-going success. Our competitive compensation package, which is not formula driven, includes base pay and bonus, annual incentive and long-term incentive for a select group of key professionals.

Using a combination of quantitative and qualitative factors, including asset growth, annual individual objectives and a variety of performance metrics, we base incentives on each employee’s completion of his/her individual goals and his/her contributions to the team and the company. We conduct these reviews on a case-by-case basis and do not assess weights in determining total compensation.

Key investment personnel participate in the Standish Long Term Incentive Plan (LTIP). The Plan provides for an annual award, payable in BNY Mellon restricted shares and deferred cash that cliff vests after three years, with an interest rate equal to the average year over year earnings growth of Standish (capped at 20% per year). Management has discretion with respect to actual participation.

The portfolio manager does not receive any other type of compensation other than what is mentioned above. No compensation is received by the portfolio manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund.

Analytic Investors
Sub-Adviser to U.S. Equity Fund, U.S. Large Value Fund, and U.S. Small Company Fund

The portfolio manager receives a compensation package that includes an industry competitive base salary (based on independent industry information), variable bonus, a retirement plan (i.e. 401(k) contribution), and an equity ownership plan.

The bonus is based on pre-tax performance for the associated Funds. It is important to note that when considering product performance, Analytic measures actual excess performance versus targeted excess performance. Though team members are rewarded for beating the benchmark return, the substantial portion of the bonus is earned by meeting or exceeding performance targets. Analytic uses a three-tiered system, assessing the firm’s success, the team’s success, as well as the individual’s success, to calculate bonuses. The following table represents the benchmarks against each portfolio manager’s performance results are compared:

Investment Strategy	Benchmarks
U.S. Enhanced Equity	S&P 500 Index or Russell 1000 Index
U.S. Core Equity/Core Equity Plus	S&P 500 Index or Russell 1000 Index
U.S. Value Equity	Russell 1000 Value Index

Bonus amounts are determined using the following factors: the overall success of the firm in terms of profitability (including revenues); the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period.

The Equity Ownership Plan is designed to foster and promote the long term success of Analytic by enabling senior managers and portfolio management professionals to obtain equity interests in the Company. Under the Plan, Analytic is currently authorize to grant or sell restricted equity interests to key employees in an aggregate amount representing up to 24.9% of the Company. We believe that providing key employees with an ownership stake in Analytic increases our ability to hire, retain and motivate an outstanding management team.

The portfolio managers do not receive compensation that is tied directly to the performance of any one account.

Cohen & Steers
Sub-Adviser to Global Real Estate Securities Fund

The portfolio manager receives a compensation package that includes a fixed salary (based on each individual’s responsibilities and market), variable bonus, a deferred compensation plan, and a retirement plan.

Portfolio managers receive a base salary plus a performance-based incentive bonus (consisting of cash and equity in the form of restricted stock units for senior professionals), which is designed to be a meaningful portion of compensation. The firm uses McLagan to benchmark compensation relative to market comparables, and our goal is to be in the top quartile relative to that survey.

Portfolio managers are evaluated on performance relative to their benchmarks, the FTSE EPRA/NAREIT Global Real Estate Index for this fund, on a one-and three-year basis and performance relative to peer groups. As Joe Harvey is the Chief Investment Officer, he is also evaluated on his oversight of the entire investment process. Other factors that contribute to total compensation include the firm’s overall success, including growth and profitability, each person’s contribution to that success and each individual’s performance with regard to teamwork, attitude, leadership and values.

In a deferred compensation plan, all employees earnings a threshold amount receive a significant portion of their total compensation in restricted stock units (“RSUs”), at least 15%-35%, which vest and convert to common stock ratably over four years. In addition, all employees may voluntarily defer up to 25% of their bonus to the optional Stock Purchase Program under the Stock Incentive Plan. Any such bonus amounts mandated or voluntarily deferred into RSUs are matched 25% by the firm in additional RSUs. All employees are eligible to participate in a stock purchase plan as well, whereby employees may purchase the firm’s common stock at a 15% discount. A significant amount of the firm’s equity is held by employees.

Cohen & Steers offers a Profit Sharing and 401(k) plan to all its regular full-time employees as part of its retirement plan benefits. An employee is eligible to participate in making elective compensation reduction contributions on the date of hire as long as they are at least 21 years of age. Employees can contribute to the plan from 1% to 100% of their compensation through pretax payroll deductions, not to exceed a limit that is imposed by the Internal Revenue Service (“IRS”) and is adjusted annually. Employees will be eligible to participate in sharing in the allocations of Cohen and Steers monthly contributions once enrolled in the plan. Company contributions can vest ratable over five years. For each dollar contributed to the Plan, Cohen & Steers will match 50 percent.

Share Ownership by Portfolio Managers
As of the date of this Statement of Additional Information, the portfolio managers did not own any Fund shares.

Distributor. Bellatore Securities, Inc., with its principal office at 333 West San Carlos Street, Suite 1200, San Jose, CA 95110 (the “Distributor”) serves without compensation as the Distributor of the Funds’ shares pursuant to a “Distribution Agreement” with the Trust. The Distributor is engaged on a non-exclusive basis to assist in the distribution of shares in various jurisdictions. The Distributor is an affiliate of the Adviser.

The Distributor has adopted a Code of Ethics as required under the 1940 Act, which has been approved by the Board of Trustees of the Funds. Similar to the Adviser, the Distributor's Code of Ethics may permit trustees, directors, officers or employees to buy or sell securities for their own accounts, which may be purchased or held by the Funds.

Shareholder Servicing Plan. Payments made under the Shareholder Servicing Plan to shareholder servicing agents are for administrative support services to customers who may from time to time beneficially own shares. These services may include: (1) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to the distributor or transfer agent; (2) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments on behalf of customers; (4) providing information periodically to customers showing their positions in shares; (5) arranging for bank wires; (6) responding to customer inquiries; (7) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to the Funds as necessary for sub-accounting; (8) if required by law, forwarding shareholder communications from the Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (9) forwarding to customer proxy statements and proxies containing any proposals that require a shareholder vote; and (10) providing such other similar services as the Trust may reasonably request to the extent the shareholder servicing agent is permitted to do so under applicable statues, rules or regulations.

In addition to the payments described above, the Adviser or the Distributor (or their affiliates), from their own resources, may make substantial payments to various financial intermediaries who are not broker-dealers in connection with the sale or servicing of Fund shares sold or held through those intermediaries.

Legal Counsel. The Funds' legal counsel is Seyfarth Shaw LLP

Transfer Agent. The Adviser has engaged ______________________________________, to serve as Transfer and Dividend Disbursing Agent and shareholder service agent. The Transfer Agent is not involved in determining investment policies of the Fund or its portfolio securities transactions. Its services do not protect shareholders against possible depreciation of their assets. The fees of _____, Inc. are paid by the Fund and thus borne by the Fund's shareholders. The Funds may compensate other third party service providers who act as a shareholder servicing agent or who perform shareholder servicing normally performed by the Funds.

Sub-Administrator. The Adviser has retained Mutual Fund Administration Corporation (“MFAC”) (the "Sub-Administrator"), with offices at 2220 East Route 66, Suite 226, Glendora, CA 91740. The Sub-Administration Agreement provides that the Sub-Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of securities filings, prospectuses, statements of additional information, marketing materials; prepare all required filings necessary to maintain the Funds' notice filings to sell shares in all states where the Funds currently do, or intends to do, business; and perform such additional services as may be agreed upon by the Adviser and the Sub-Administrator. For its services, the Adviser (not the Fund) pays the Sub-Administrator an annual fee equal to [xx%] of the Funds’ average net assets, subject to a minimum annual fee of $xxx. In addition, the Sub-Administrator will prepare periodic financial reports, shareholder reports and other regulatory reports or filings required for the Funds; coordinate the preparation, printing and mailing of materials required to be sent to shareholders; and perform such additional services as may be agreed upon by the Adviser and the Sub-Administrator

EXECUTION OF PORTFOLIO TRANSACTIONS
There are occasions in which portfolio transactions for a Fund may be executed as part of concurrent authorizations to purchase or sell the same security for other accounts served by the Adviser or Sub-Adviser, including other series of the Trust. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they will be effected only when the Adviser or Sub-Adviser believes that to do so will be in the best interest of such Fund. When such concurrent authorizations occur, the objective will be to allocate the executions in a manner which is deemed equitable to the accounts involved, including the other series of the Investment Company.

The Funds may contemplate purchasing foreign equity and/or fixed-income securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Fixed commissions on foreign stock transactions and transaction costs with respect to foreign fixed-income securities are generally higher than negotiated commissions on United States transactions, although these Funds will endeavor to achieve the best net results on their portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties. Foreign equity securities may be held by the Funds in the form of American Depository Receipts ("ADRs") or similar instruments. ADRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The government securities issued by the United States and other countries and money market securities in which a Fund may invest are generally traded in the over-the-counter markets.

Subject to the requirement of seeking the best available prices and executions, the Adviser or Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and executions, give preference to broker-dealers who have provided investment research, statistical, and other related services to the Adviser or Sub-Adviser for the benefit of a Fund and/or other accounts served by the Adviser or Sub-Adviser. Such preferences would only be afforded to a broker-dealer if the Adviser determines that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by that broker-dealer and only to a broker-dealer acting as agent and not as principal. The Adviser is of the opinion that, while such information is useful in varying degrees, it is of indeterminable value and does not reduce the expenses of the Adviser in managing each Fund's portfolio.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Adviser, or a Sub-Adviser, or an affiliated person of such person. It is presently anticipated that certain affiliates of the Sub-Adviser(s) will effect brokerage transactions of the Funds in certain markets and receive compensation for such services.

PRICING OF SHARES
The price to be paid by an investor for shares of a Fund, the public offering price, is based on the net asset value per share which is calculated once daily as of the close of trading (4:00 p.m., Eastern time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, and Christmas Day; and (ii) the preceding Friday when any one of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday.

Each Fund will calculate its net asset value and complete orders to purchase, exchange, or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). The Funds’ portfolio securities may from time to time be listed on foreign stock exchanges or otherwise traded on foreign markets which may trade on other days (such as Saturday). As a result, the net asset value of these Funds may be significantly affected by such trading on days when a shareholder has no access to the Funds. See also “Shareholder Guide” in the Funds’ Prospectus.

Portfolio securities with original or remaining maturities in excess of 60 days are valued using the readily available market prices (the mean of quoted bid and asked prices). If such prices are not available, the security will be fair valued using the equivalent value of securities of comparable maturity, quality and type. However, in circumstances where the Adviser and/or Sub-Adviser deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The Fund amortizes to maturity all securities with 60 days or less remaining to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The Fund deems the maturities of variable or floating rate instruments, or instruments which the Fund has the right to sell at par to the issuer or dealer, to be the time remaining until the next interest rate adjustment date or until they can be resold or redeemed at par.

Where market quotations are not readily available, the Fund values securities (including restricted securities which are subject to limitations as to their sale) at fair value as determined in good faith by or under the direction of the Board of Trustees.

The fair value of any other assets is added to the value of securities, as described above to arrive at total assets. The Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

An example of how a Fund calculates the total offering price per share is as follows:

Net Assets    = Net Asset Value Per Share
Shares Outstanding

PURCHASE AND REDEMPTION INFORMATION.
Purchases and redemptions are discussed in the Funds’ Prospectus, and such information is incorporated herein by reference.

The Open Account. When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment, redemption, or distribution (dividend or capital gain), the shareholder will receive from the Transfer Agent a confirmation statement showing the current transaction in the shareholder account, along with a summary of the status of the account as of the transaction date.

Retirement Plans.  Shares of any of the Funds may be purchased in connection with various types of tax-deferred retirement plans, including individual retirement accounts (“IRAs”), Roth IRAs, 401(k) plans, deferred compensation plans for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs (SEP-IRAs). An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. An annual custodial fee is also charged on IRAs. This custodial fee is due by [mm/dd] of each year and may be paid by check or shares liquidated from a shareholder’s account.

Redemption In Kind. The Funds may make payment of the redemption price in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act.

Suspension of Redemption Privileges. Any Fund may suspend redemption privileges or postpone the date of payment for more than seven calendar days after the redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Investment Company to dispose of securities owned by it or to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

Accounts with Low Balances. The Funds may involuntarily redeem an investor’s shares if the net asset value of such shares is less than $10,000, provided that involuntary redemptions will not result from fluctuations in the value of an investor’s shares. A notice of redemption, sent by first-class mail to the investor’s address of record, will fix a date not less than 60 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $10,000 or more.  A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

TAXES
Status As A "Regulated Investment Company." Each Fund will be treated under the Internal Revenue Code of 1986, as amended (the "Code") as a separate entity, and each Fund has elected and intends to continue to qualify to be treated as a "regulated investment company" under Subchapter M. To qualify for the tax treatment afforded a regulated investment company under the Code, a Fund must annually distribute at least 90% of the sum of its investment company taxable income (generally net investment income and certain short-term capital gains), its tax-exempt interest income (if any) and net capital gains, and meet certain diversification of assets and other requirements of the Code. If a Fund qualifies for such tax treatment, it will not be subject to federal income tax on the part of its investment company taxable income and its net capital gain which it distributes to shareholders. To meet the requirements of the Code, a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which a Fund controls and which are engaged in the same or similar trades or businesses. Income and gain from investing in gold or other commodities will not qualify in meeting the 90% gross income test.

Even though a Fund qualifies as a "regulated investment company," it may be subject to certain federal excise taxes unless that Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 of such year, and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which a Fund pays income tax for the year. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

Special Tax Considerations
National Municipal Fund. Distributions by a tax exempt fund of tax-exempt interest ("exempt-interest dividends") timely designated as such by the fund will be treated as tax-exempt interest under the Code, provided that the fund qualifies as a regulated investment company and at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Shareholders are required to report their receipt of tax-exempt interest, including such distributions, on their Federal income tax returns. The portion of a tax exempt fund's distributions designated as exempt-interest dividends may differ from the actual percentage that its tax-exempt income comprises of its total income during the period of any particular shareholder's investment. The fund will report to shareholders the amount designated as exempt-interest dividends for each year.

Interest income from certain types of tax-exempt obligations that are private activity bonds in which the Fund may invest is treated as an item of tax preference for purposes of the federal alternative minimum tax. To the extent that a tax exempt fund invests in these types of tax-exempt obligations, shareholders will be required to treat as an item of tax preference for federal alternative minimum tax purposes (both individual and corporate) that part of the fund's exempt-interest dividends which is derived from interest on these tax-exempt obligations. All exempt-interest dividends, whether or not attributable to private activity bonds, may also increase the alternative minimum tax liability, if any, of corporate shareholders of the fund.

Shareholders receiving social security benefits and certain railroad retirement benefits may be subject to Federal income tax on a portion of such benefits as a result of receiving investment income, including tax-exempt income (such as exempt-interest dividends) and other dividends paid by the Fund. Shares of the Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development or private activity bonds, or persons related to "substantial users." Consult your tax adviser if you think this may apply to you.

If a tax exempt fund invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with original issue discount, the fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a tax exempt fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements. The Fund purchases tax-exempt obligations which are generally accompanied by an opinion of bond counsel to the effect that interest on such securities is not included in gross income for federal income tax purposes. It is not economically feasible to, and the Fund therefore does not, make any independent inquiry into whether such securities are in fact tax-exempt. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with Federal tax requirements. Tax laws enacted principally during the 1980s not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the tax exempt fund's distributions attributable to interest the fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a tax exempt fund will not be deductible for federal income tax purposes to the extent it is deemed related to exempt-interest dividends paid by the fund. Pursuant to published guidelines, the IRS may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the fund even though the borrowed funds may not be directly traceable to the purchase of shares.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in a fund's portfolio. Consequently, subsequent distributions by the fund on such shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Global Real Estate Securities Fund. The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but which may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REITs residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Distributions of Net Investment Income
Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income. Shareholders will be taxed for federal income tax purposes on dividends from a Fund in the same manner whether such dividends are received as shares or in cash. If a Fund does not receive any dividend income from U.S. corporations, dividends from that Fund will not be eligible for the dividends received deduction allowed to corporations or the qualified dividend income rate for individuals.

Each Fund may designate distributions of investment income it derives from dividends of most U.S. corporations (excluding, in general, most dividends from REITs) and some foreign corporations as “qualified dividend income,” provided that certain holding period and other requirements are met by the Fund. Fund dividends designated as qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain (a maximum of 15%), provided the shareholder meets the same holding period and other requirements with respect to the shares on which the Fund dividends were paid.

To the extent that dividends received by a Fund would qualify for the dividends received deduction available to corporations or the qualified dividend income rate for individuals, the Fund must designate in a written notice to shareholders the amount of the Fund's dividends that would be eligible for this treatment.

Net Capital Gains
Any distributions designated as being made from a Fund's net capital gains will be taxable as long-term capital regardless of the holding period of the shareholders of that Fund's shares. The maximum federal capital gains rate for individuals is 15%, with respect to capital assets held more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

Capital loss carryforwards result when a Fund has net capital losses during a tax year. These are carried over to subsequent years and may reduce distributions of realized gains in those years. Unused capital loss carryforwards expire in eight years. Until such capital loss carryforwards are offset or expire, it is unlikely that the Board of Trustees will authorize a distribution of any net realized gains.

Non-U.S. Shareholders
 Dividends a Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). Two categories of dividends, however, “interest-related dividends” and “short-term capital gain dividends,” if properly designated by a Fund, will be exempt from that tax. “Interest-related dividends” are dividends that are attributable to “qualified net interest income” (“qualified interest income” less allocable deductions), which generally consists of certain original issue discount (“OID”), interest on obligations “in registered form,” and interest on deposits. “Short-term capital gain dividends” are dividends that are attributable to short-term capital gain, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

Taxation of Foreign Investments
A Fund may be required to pay withholding and other taxes imposed by foreign countries which would reduce such Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to International Equity Fund, International Large Value Fund, International Small Company Fund, or Global Real Estate Securities Fund so long as it (i) qualifies for treatment as a regulated investment company, (ii) is liable for foreign income taxes, and (iii) more than 50% of its total assets at the close of its taxable year consist of stock or securities of foreign corporations, it may elect to "pass through" to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the applicable Fund's shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) its proportionate share of the foreign taxes paid that are attributable to such dividends, and (ii) either deduct its proportionate share of foreign taxes in computing its taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes. It is not anticipated that shareholders of the Fixed Income Fund, National Municipal Fund, U.S. Equity Fund, U.S. Large Value Fund, and U.S. Small Company Fund will be entitled to a foreign tax credit or deduction for such foreign taxes.

The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Section 1256 of the Code, futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain, or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Section 988 of the Code may also apply to currency transactions. Under Section 988 of the Code, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988 of the Code, special provisions determine the character and timing of any income, gain, or loss. The Funds will attempt to monitor transactions under Section 988 of the Code to avoid an adverse tax impact. See also "Investment Objectives, Policies, and Risk Considerations" in this Statement of Additional Information.

Under the Code, a Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). Currently, PFICs are the only or primary means by which the Funds may invest in some countries. If the Funds invest in PFICs, it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. In addition to bearing their proportionate share of the Funds' expenses, shareholders will also bear indirectly similar expenses of PFICs in which the Funds have invested. Additional charges in the nature of interest may be imposed on either the Funds or shareholders in respect of deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. If the Funds were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Funds might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Funds, and such amounts would be subject to the 90% and calendar year distribution requirements described above.

Other Information
Any loss realized on redemption or exchange of a Fund's shares will be disallowed to the extent shares are reacquired within the 61 day period beginning 30 days before and ending 30 days after the shares are redeemed or exchanged.

In order to qualify for the dividends received deduction, a corporate shareholder must hold the Fund's shares paying the dividends, upon which a dividend received deduction would be based, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-divided with respect to the dividend without protection from risk of loss. Similar requirements apply to the Fund with respect to each qualifying dividend the Fund receives. Shareholders are advised to consult their tax adviser regarding application of these rules to their particular circumstances.

Shareholders will be advised annually on Forms 1099 as to the federal income tax character of distributions the Funds made. After calendar year-end, however, REITs can and often do change the category (e.g., ordinary income dividend, capital gain distribution, or return of capital) of the distributions they have made during that year, which would result at that time in the Global Real Estate Securities Fund’s also having to re-categorize some of the distributions it has made to its shareholders. Those changes would be reflected in that Fund’s Forms 1099. Although those forms generally will be distributed in January of each year, that Fund may, in one or more years, request from the Internal Revenue Service an extension of time to distribute those forms until mid- or late-February to enable it to receive the latest information it can from the REITs in which it invests and thereby accurately report that information to its shareholders on a single form (rather than having to send them amended forms).

The foregoing is a general abbreviated summary of present United States federal income taxes on dividends and distributions by each Fund. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state, and local taxes applicable to dividends and distributions received.

ADDITIONAL INFORMATION
Custodian. ___________________________________________, acts as Custodian for the Investment Company's assets, and as such safe keeps the Funds' portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request, and maintains records in connection with its duties.

Independent Registered Public Accounting Firm. The Trust's independent registered public accounting firm is ____________ LLP, _____________, San Francisco, California 94105. ________________ will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns.

Shares of the Funds. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. The Agreement and Declaration of Trust of the Trust (the “Declaration”) specifically authorizes the Board to terminate the Trust (or any of its series) by notice to the shareholders without shareholder approval. In the event of the liquidation or dissolution of a Fund or the Trust, shareholders of the Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

The Trust is generally not required to hold shareholder meetings. However, as provided in the Declaration and the Bylaws of the Trust, shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable, including changing fundamental policies, electing or removing Trustees, and approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except when a larger quorum is required by applicable law, by the Bylaws, or by the Declaration. Any lesser number will be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

When certain matters affect one series or class but not another, the shareholders will vote as a series or class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted in the aggregate unless otherwise required by the 1940 Act. For example, a change in a Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds.

As used in the Prospectus and in this Statement of Additional Information, the term “majority,” when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (a) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (c) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (d) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

Liability of Trustees and Officers. The Agreement and Declaration of Trust of the Trust provides that, subject to the provisions of the 1940 Act, to the fullest extent permitted under Delaware law, no officer or trustee of the Trust may be held personally liable to the Trust or its shareholders.

APPENDIX A: RATING CATEGORIES

Description of certain ratings assigned by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings (“Fitch”):

S&P
Long-term
AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

Short-term
A-1 A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Moody’s
Long-term
Aaa Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from ‘Aa’ through ‘Caa’. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by (a) leading market positions in well-established industries, (b).high rates of return on funds employed, (c) conservative capitalization structure with moderate reliance on debt and ample asset protection, (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

APPENDIX B: SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES
BELLATORE FINANCIAL, INC.
Adviser to the Funds

[Sub-Adviser Name
Sub-Adviser to Fixed Income Fund
The Sub-Adviser, through its participation on the _________ Proxy Policy Committee (the “MPPC”), applies ______’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

The Sub-Adviser recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

The Sub-Adviser seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in ______’s or the Sub-Adviser’s policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder’s role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

[Sub-Adviser Name]
Sub-Adviser to National Municipal Fund
The sub-adviser, through its participation on the _______ Proxy Policy Committee (the "MPPC"), applies _______'s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

The Sub-Adviser recognizes that an investment adviser or sub-adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with detailed, pre-determined written proxy voting guidelines (the "______ Voting Guidelines") which have been developed by the MPPC based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent ("ISS").

ISS has been engaged as proxy voting agent to review each proxy received by a fund or Portfolio and apply the ______ Voting Guidelines to determine how the proxy should be voted. Items that can be categorized by ISS under the ______ Voting Guidelines are voted by ISS in accordance with the ______ Voting Guidelines or referred to the MPPC, if the guidelines so require. Proposals that cannot be categorized under the _______ Voting Guidelines are referred to the MPPC for discussion and vote, which the MPPC does without consideration of any client relationship factors. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. The _______ Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in ______'s policies on specific issues.

With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

The adviser seeks to avoid material conflicts of interest by participating in the MPPC, which applies the ________ Proxy Voting Guidelines in an objective and consistent manner across all client accounts, including the funds and Portfolios, through ISS as proxy voting agent. In situations where the adviser or the MPPC believes there may be an actual or potential material conflict of interest in voting a proxy on behalf of a fund or Portfolio, MPPC will engage ISS pursuant to a separate agreement to act as an independent fiduciary to vote the proxy in a manner which ISS determines, in its sole discretion, is in the best interests of the effected fund or Portfolio. In situations where the adviser or its affiliates have discretion over the assets of an advisory client which are invested in the Fund, the MPPC has engaged ISS as independent fiduciary to vote proxies issued by the fund on behalf of such clients.

[Sub-Adviser Name]
Sub-Adviser to U.S. Equity Fund, U.S. Large Value Fund, and U.S. Small Company Fund

[Sub-Adviser Name]
Sub-Adviser to International Equity Fund, International Large Value Fund, and International Small Company Fund

[Sub-Adviser Name]
Sub-Adviser to Global Real Estate Securities Fund
Voting rights are an important component of corporate governance. The Adviser and each Sub-Adviser have three overall objectives in exercising voting rights:

A.
Responsibility. The Sub-Adviser shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B.
Rationalizing Management and Shareholder Concerns. The Sub-Adviser seeks to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C.
Shareholder Communication. Since companies are owned by their shareholders, the Sub-Adviser seeks to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting rights, the Sub-Adviser follows the general principles set forth below.

1.	The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2.	In exercising voting rights, the Sub-Adviser shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3.	Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4.	In exercising voting rights on behalf of clients, the Sub-Adviser shall conduct itself in the same manner as if it were the constructive owner of the securities.

5.	To the extent reasonably possible, the Sub-Adviser shall participate in each shareholder voting opportunity.

6.	Voting rights shall not automatically be exercised in favor of management-supported proposals.

7.	The Sub-Adviser, and their officers and employees shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines followed in exercising proxy voting rights:
Prudence. In making a proxy voting decision, appropriate consideration shall be given to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Sub-Adviser may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Sub-Adviser shall consider both short-term and long-term views about a company’s business and prospects, especially in light of our projected holding period on the stock (e.g., the Sub-Adviser may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the decision making process of the Sub-Adviser, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Sub-Adviser must be guided by its reasonable judgment to vote in a manner that the Sub-Adviser deems to be in the best interests of the Fund and its shareholders.

Stock-Based Compensation
Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, compensation plans that align the interests of management and shareholders are always favored. The Sub-Adviser generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.
Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Sub-Adviser will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Sub-Adviser will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (evergreen) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Sub-Adviser supports measures to increase the long-term stock ownership by a company’s executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other Stock Awards. Stock awards other than stock options and restricted stock awards should be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues. While a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the measures that are designed to prevent or obstruct corporate takeovers are opposed because they can entrench current management. The following are guidelines on change of control issues:

Shareholder Rights Plans. There are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders. The Sub-Adviser generally vote against any directors who, to its knowledge, without shareholder approval, have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Sub-Adviser oppose the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. The Sub-Adviser generally withhold votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Sub-Adviser vote against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Sub-Adviser support proposals that seek to lower super-majority voting requirements.

Routine Issues
Director Nominees in a Non-Contested Election. Management proposals on director nominees generally are voted in favor of approval.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Sub-Adviser supports the election of a board that consists of at least a majority of independent directors. The Sub-Adviser generally withholds support for non-independent directors who serve on a company’s audit, compensation and/or nominating committees. The Sub-Adviser also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Sub-Adviser generally votes against classified boards. The Sub-Adviser votes in favor of shareholder proposals to declassify a board of directors unless a company’s charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

Barriers to Shareholder Action. The Sub-Adviser votes to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors— that is, cast more than one vote for a director about whom they feel strongly—generally increases shareholders’ rights to effect change in the management of a corporation. Proposals to adopt cumulative voting therefore are generally supported.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items
Increase Additional Common Stock. The guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:
1. creates blank check preferred stock; or
2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. This type of proposal may be approved when assurances are received that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Sub-Adviser votes against adoption of a dual or multiple class capitalization structure.

Social Issues
The Sub-Adviser believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Sub-Adviser does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Sub-Adviser generally votes against these types of proposals, which are generally initiated by shareholders, unless the Sub-Adviser believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Sub-Adviser will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

Proxy Voting Procedures
Records of all voting decisions are maintained for the period required by applicable laws. Votes contrary to the stated policies set forth in these guidelines must be supported.

Recordkeeping
The following information shall be recorded and maintained with respect to each proxy voted by the Sub-Adviser:
☐	Name of the company
☐	Ticker symbol
☐	CUSIP number
☐	Shareholder meeting date
☐	Brief identification of each matter voted upon
☐	Whether the matter was proposed by management or a shareholder
☐	If a proxy was voted, then whether it was voted for or against, and how the vote compared to management’s recommendation

The Sub-Adviser shall rely on the SEC’s EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest
There may be situations in which the Sub-Adviser may face a conflict between its interests and those of its clients or Fund shareholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Sub-Adviser or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Sub-Adviser or its affiliate with the company or proponent. In the context of the Sub-Adviser, this could occur if an affiliate of the Sub-Adviser has a material business relationship with a company that the Sub-Adviser has invested in on behalf of the Fund, and the Sub-Adviser is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate’s relationship.

Personal Relationships. The Sub-Adviser or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Sub-Adviser or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company). The next step is to determine whether a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Sub-Adviser presumes a conflict to be nonmaterial unless it involves at least $500,000.

Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Sub-Adviser’s Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Sub-Adviser shall vote in accordance with the advice of a proxy voting service.

The Sub-Adviser supervises and monitors conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Sub-Adviser is responsible for monitoring the relationships of affiliates for purposes of the proxy voting process policy and procedures. For purposes of monitoring personal or familial relationships, the Sub-Adviser monitors conflict of interest concerns regarding investment personnel. The Sub-Adviser will rely on the advice of a consulting firm in the event a material conflict would prevent the Sub-Adviser from voting in an unbiased manner.

PART C
SPT Funds Investment Trust

Other Information

Item 23. Exhibits
(a) Agreement and Declaration of Trust
(1) Agreement and Declaration of Trust (1)
(2) Amended and Restated Agreement and Declaration of Trust - filed herewith
(3) Amended Certificate of Trust - filed herewith
(b) By-Laws
(1) By-Laws (1)
(2) Amended and Restated By-Laws - filed herewith
(c) Not applicable
(d) Investment Advisory Agreement
(1) Investment Advisory Agreement (2)
(2) Sub-Advisory Agreement with Mellon Capital Management Corporation (2)
(3) Sub-Advisory Agreement with Standish Mellon Assets Management Company, LLC(2)
(4) Sub-Advisory Agreement with Analytic Investors, LLC (2)
(5) Sub-Advisory Agreement with Cohen & Steers Capital Management, Inc. (2)
(e) Distribution Agreement (2)
(f) Not applicable
(g) Custody Agreement (2)
(h) Other Material Contracts
(1) Administrative Services Agreement (2)
(2) Sub-Administrative Services Agreement (2)
(3) Transfer Agent Agreement (2)
(4) Operating Expense Limit Agreement (2)
(i) Legal Opinion and Consent (2)
(j) Consent of Independent Registered Public Accounting Firm (2)
(k) Not applicable
(l) Initial Capital Agreement (2)
(m) Shareholder Services Plans (2)
(n) Rule 18f-3 Plan - not applicable
(o) Reserved
(p) Code of Ethics

(1) SPT Funds Investment Trust (2)
(2) Bellatore Financial, Inc. (2)
(3) Bellatore Securities, Inc. (2)
_____________________________________________________________________________
(1) Previously filed with Registrant’s initial registration statement on January 3, 2008.
(2) To Be Filed by Amendment

Item 24. Persons Controlled by or Under Common Control with the Funds

Not applicable.

Item 25. Indemnification

Article VII of the registrant’s Agreement and Declaration of Trust (exhibit (a) to this registration statement, which is incorporated herein by reference) provides in effect that registrant shall provide certain indemnification of its trustees and officers.  In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

The information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

Name of investment adviser	SEC File No.
Bellatore Financial, Inc.	801-68251
Mellon Capital Management Corporation	801-19785
Standish Mellon Asset Management Company, LLC	801-60527
Analytic Investors, LLC	801-7082
Cohen & Steers Capital Management, Inc.	801-27721

Item 27. Principal Underwriter

(a) Registrant's distributor, Bellatore Securities, Inc. (the "Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of Financial Industry Regulatory Authority (“FINRA”).  The Distributor, an affiliate of the Adviser, is a wholly-owned subsidiary of Bellatore, LLC.

(b) The following are the directors and officers of the Distributor. Unless otherwise noted, the business address of each director or officer is 333 West San Carlos Street, Suite 1200, San Jose, CA 95110.

Name	Position and Offices with Distributor	Position and Offices with Registrant

Albert G. Steele	Sole Director	President
Denis N. Houser	President	None
Steven C. Bender	Chief Financial Officer	None
Frank E. Pare Jr.	Chief Compliance Officer	None
Jonathan J. Scheid	Vice President	None

Item 28. Location of Accounts and Records

The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant at 333 West San Carlos Street, Suite 1200, San Jose, CA 95110.

Item 29. Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose, the State of California, on this 20th day of August, 2008.

SPT FUNDS INVESTMENT TRUST

By:   /s/ Albert Steele
Albert G. Steele
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ ALBERT STEELE	Chief Executive Officer, and
Albert G. Steele	Chief Financial Officer	August 20, 2008

/s/ JOY AUSILI
Joy Ausili	Trustee	August 20, 2008

SPT Funds Investment Trust

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended and Restated Agreement and Declaration of Trust	EX99.a.2
Amended Certificate of Trust	EX99.a.3
Amended and Restated By-Laws	EX99.b.2